    As filed with the Securities and Exchange Commission on August 17, 2001

                                             Securities Act File No. 333-_______

================================================================================
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                               ------------------
                                    FORM N-14
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                               ------------------
        [ ] Pre-Effective Amendment No.    [ ] Post-Effective Amendment No.
                        (Check appropriate box or boxes)

                               ------------------
                      SUNAMERICA MONEY MARKET FUNDS, INC.
             (Exact Name of Registrant as Specified in its Charter)

                               ------------------
                                 1-800-858-8850
                        (Area Code and Telephone Number)

                               ------------------

                                733 Third Avenue
                                   Third Floor
                               New York, NY 10017
                    (Address of Principal Executive Offices:
                     Number, Street, City, State, Zip Code)

                               ------------------

                             Robert M. Zakem, Esq.
                      c/o SunAmerica Asset Management Corp.
                                733 Third Avenue
                                   Third Floor
                               New York, NY 10017
                    (Name and Address of Agent for Service)

                               ------------------

                                   Copies to:

                              Counsel for the Fund:
                               Shearman & Sterling
                              599 Lexington Avenue
                               New York, NY 10022
                       Attention: Joel H. Goldberg, Esq.
                               ------------------
                 Approximate Date of Proposed Public Offering:

As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

 Title of Securities Being Registered: Common stock, par value $.001 per share.

No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

     The registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant shall file further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
================================================================================

================================================================================


                              NORTH AMERICAN FUNDS
                                Money Market Fund
                           Municipal Money Market Fund
                               286 Congress Street
                           Boston, Massachusetts 02210

                               ------------------

                NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

                               ------------------

                         TO BE HELD ON NOVEMBER 7, 2001

To our Shareholders:

     Notice Is Hereby Given that a joint special meeting of shareholders (the "Meeting") of the Money Market Fund (the "NAF Money Market Fund") and Municipal Money Market Fund (the "NAF Municipal Money Market Fund," and together with the NAF Money Market Fund, the "Acquired Funds") of North American Funds will be held at the principal executive offices of North American Funds, 286 Congress Street, Boston, MA 02210 on November 7, 2001 at 10:00 a.m. Eastern Time, for the following purposes:

(1) (a) Both Acquired Funds: to approve or disapprove a new investment advisory agreement (the "New Investment Advisory Agreement") between American General Asset Management Corp. ("AGAM") and North American Funds on behalf of each of the Acquired Funds, the terms of which are the same in all material respects as the previous investment advisory agreement with AGAM;

    (b) Both Acquired Funds: to approve or disapprove a new subadvisory agreement between AGAM and American General Investment Management, L.P. ("AGIM") or an affiliate thereof, the terms of which are the same in all material respects as the previous subadvisory agreement between AGAM and AGIM;

(2) (a) NAF Money Market Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Money Market Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Money Market Fund by the SunAmerica Money Market Fund (the "SunAmerica Money Market Fund" or an "Acquiring Fund") of SunAmerica Money Market Funds, Inc., solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Money Market Fund, as described in the accompanying proxy statement and prospectus. The Money Market Agreement and Plan also provides for distribution of the shares of the SunAmerica Money Market Fund to shareholders of the NAF Money Market Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Money Market Fund as a separate investment portfolio of North American Funds;

     (b) NAF Municipal Money Market Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Municipal Money Market Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Municipal Money Market Fund by the SunAmerica Municipal Money Market Fund (the "SunAmerica Municipal Money Market Fund" or an "Acquiring Fund") of SunAmerica Money Market Funds, Inc., solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Municipal Money Market Fund, as described in the accompanying proxy statement and prospectus. The SunAmerica Municipal Money Market Fund is a newly created series of SunAmerica Money Market Funds, Inc., created for the purpose of receiving the assets from the NAF Municipal Money Market Fund. The Municipal Money Market Agreement and Plan also provides for distribution of the shares of the SunAmerica Municipal Money Market Fund to shareholders of the NAF Municipal Money Market Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Municipal Money Market Fund as a separate investment portfolio of North American Funds; and

(3) To transact such other business as properly may come before the Meeting or any adjournment thereof.

     The Board of Trustees of North American Funds has fixed the close of business on September 17, 2001 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

     A complete list of the shareholders of each of the Acquired Funds entitled to vote at the Meeting will be available and open to the examination of any shareholders of each Acquired Fund for any purpose germane to such Meeting during ordinary business hours from and after October 24, 2001 at the offices of North American Funds, 286 Congress Street, Boston, Massachusetts and at the Meeting.

     You are cordially invited to attend the Meeting. Shareholders who do not expect to attend the Meeting in person are requested to complete, date and sign the enclosed respective form of proxy and return it promptly in the envelope provided for that purpose. Alternatively, you may vote your shares by calling a specially designated telephone number (toll free 1-888-850-2811) or via the Internet at http://proxy._____.com. Each of the enclosed proxies is being
            ----------------------
solicited on behalf of the Board of Trustees of North American Funds.

     The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the New Investment Advisory Agreement, the New Subadvisory Agreement and the respective Agreement and Plan of Reorganization.

                                         By Order of the Board of Trustees,


                                         John I. Fitzgerald
                                         Secretary, North American Funds

Boston, Massachusetts
Dated:  September __, 2001

                              SUBJECT TO COMPLETION
                     COMBINED PROXY STATEMENT AND PROSPECTUS

                      SUNAMERICA MONEY MARKET FUNDS, INC.
                              NORTH AMERICAN FUNDS

                              -------------------

                    JOINT SPECIAL MEETING OF SHAREHOLDERS OF
                                MONEY MARKET FUND
                                       AND
                           MUNICIPAL MONEY MARKET FUND
                                       OF
                              NORTH AMERICAN FUNDS

                               ------------------
                                NOVEMBER 7, 2001

     This Proxy Statement and Prospectus describes proposals to approve or disapprove (i) a new investment advisory agreement (the "New Investment Advisory Agreement") between American General Asset Management Corp. ("AGAM") and North American Funds on behalf of your Fund, the terms of which are the same in all material respects to the previous investment advisory agreement with AGAM (the "Previous Investment Advisory Agreement") and (ii) a new subadvisory agreement (the "New Subadvisory Agreement") between AGAM and American General Investment Management, L.P. ("AGIM") or an affiliate thereof (collectively, "New AGIM"), the terms of which are the same in all material respects as the previous subadvisory agreement between AGAM and AGIM (the "Previous Subadvisory Agreement").

     The Board of Trustees (the "NAF Board") of North American Funds, a Massachusetts business trust, is seeking your proxy to vote in favor of these proposals at the Joint Special Meeting of Shareholders (the "Meeting") to be held on November 7, 2001.

     In addition, the Meeting also has been called to approve or disapprove the proposed Agreement and Plan of Reorganization (each a "Plan" and collectively, the "Plans") between North American Funds on behalf of each of its investment portfolios set forth below (each an "Acquired Fund" and collectively, the "Acquired Funds") and SunAmerica Money Market Funds, Inc., a Maryland corporation, on behalf of each of its respective investment portfolios set forth below (each an "Acquiring Fund," and collectively, the "Acquiring Funds"):

--------------------------------------------------------------------------------------------------------------------------------
                         Acquired Fund                                                   Acquiring Fund
                         -------------                                                   --------------
--------------------------------------------------------------------------------------------------------------------------------
Money Market Fund (the "NAF Money Market Fund")                  together with the NAF Money Market Fund, the "Money Market
                                                                 Funds" and following the applicable Reorganization, the "Money
                                                                 Market Combined Fund."
--------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund ("NAF Municipal Money Market Fund")  together with the NAF Municipal Money Market Fund, the
                                                                 "Municipal Money Market Funds" and following the applicable
                                                                 Reorganization, the "Municipal Money Market Combined
                                                                 Fund."
--------------------------------------------------------------------------------------------------------------------------------

     Each Plan provides for the acquisition by an Acquiring Fund of substantially all of the assets, and assumption of substantially all of the liabilities, of the respective Acquired Fund, solely in exchange for an equal aggregate value of newly issued shares (the "Corresponding Shares") of such Acquiring Fund (each a "Reorganization" and collectively, the "Reorganizations"). Immediately thereafter, and as part of the respective Reorganization, such Acquired Fund will distribute the Corresponding Shares of the Acquiring Fund received in such Reorganization to its shareholders. The consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization.

                               ------------------
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
          OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION
                    TO THE CONTRARY IS A CRIMINAL OFFENSE.
                               ------------------
          The Date of this Proxy Statement and Prospectus is September __, 2001.

     Shareholders will receive the same class of Corresponding Shares as the shares of the respective Acquiring Fund held by them immediately prior to the applicable Reorganization. (However, if a shareholder owns Class C shares of an Acquired Fund, he or she will receive Class II shares of the respective Acquiring Fund since the Acquiring Funds do not have a class of shares called Class C.) The aggregate net asset value of the Corresponding Shares will equal the aggregate net asset value of a shareholder's Acquired Fund shares. Because all of the Funds seek to maintain a price per share of $1.00, a shareholder should end up with the same number of shares. In any event, the total dollar value of the shares will remain the same.

     The Acquired Funds and the Acquiring Funds sometimes are referred to herein collectively as the "Funds" and individually as a "Fund," as the context requires. The Acquiring Funds following the Reorganizations sometimes are referred to herein collectively as the "Combined Funds" and individually as a "Combined Fund." There can be no assurance that, after the Reorganizations, the Combined Funds will achieve their respective investment goals.

     This Proxy Statement and Prospectus serves as a prospectus of SunAmerica Money Market Funds, Inc. under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of the Corresponding Shares by the Acquiring Funds to the Acquired Funds pursuant to the terms of the Reorganizations.

     Both North American Funds and SunAmerica Money Market Funds, Inc. are open-end series management investment companies. North American Funds is organized as a Massachusetts business trust and SunAmerica Money Market Funds, Inc. is organized as a Maryland corporation. The SunAmerica Municipal Money Market Fund is newly created and has not yet commenced operations.

     Information about the Acquired Funds and the Acquiring Funds is available in other documents that have been filed with the Securities and Exchange Commission (the "Commission"). These other documents are available without charge by writing North American Funds at 286 Congress Street, Boston, Massachusetts 02210, or by calling toll-free 1-800-872-8037 if they relate to the Acquired Funds or by writing SunAmerica Money Market Funds, Inc. at The SunAmerica Center, 733 Third Avenue, New York, New York 10017 or by calling toll-free 1-800-858-8850 if they relate to the Acquiring Funds. These documents are:

   . The Preliminary Prospectus relating to the Acquiring Funds, subject to completion, dated August 14, 2001 (the "Acquiring Funds Prospectus").
      (1)(2)

   . The Annual Report to Shareholders of SunAmerica Money Market Fund for the year ended December 31, 2000 and the Semi-Annual Report to Shareholders of SunAmerica Money Market Fund for the six month period ended June 30, 2001.
      (2)(3)

   . The current prospectuses relating to the Acquired Funds, each dated March 1, 2001, as supplemented (the "Acquired Funds Prospectuses"). (2)

   . A preliminary statement of additional information relating to the Acquiring Funds, subject to completion, dated August 14, 2001 (the "Acquiring Funds Statement").

   . A statement of additional information relating to the Acquired Funds, dated March 1, 2001, as supplemented (the "Acquired Funds Statement").

   . The Annual Report to Shareholders of the Acquired Funds for the year ended October 31, 2000 and the Semi-Annual Report to Shareholders of the Acquired Funds for the six month period ended April 30, 2001.

   (1) A copy is attached to this Proxy Statement and Prospectus as Appendix I.
   (2) The document is incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus).
   (3) A copy is included in the package of documents that you received with this Proxy Statement and Prospectus.

     This Proxy Statement and Prospectus sets forth concisely the information about an Acquiring Fund that shareholders of the respective Acquired Fund should know before considering the applicable Reorganization and should be retained for future reference. The Acquired Funds have authorized the solicitation of proxies solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

     Additional information contained in a statement of additional information relating to this Proxy Statement and Prospectus (the "Statement of Additional Information"), including pro forma financial statements of each Combined Fund giving effect to the consummation of the applicable Reorganization, is on file with the Commission. The Statement of Additional Information is available without charge, upon request by calling one of the numbers set forth below or by writing North American Funds or SunAmerica Money Market Funds, Inc. at the addresses set forth below. The Statement of Additional Information, dated [September __, 2001] is incorporated by reference into this Proxy Statement and Prospectus.

     The Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, the Acquiring Funds Prospectus, the Acquired Funds Prospectus, the Acquiring Funds Statement, the Acquired Funds Statement, other material incorporated by reference and other information regarding the Funds.

     The address of the principal executive offices of SunAmerica Money Market Funds, Inc. is The SunAmerica Center, 733 Third Avenue, New York, New York 10017, the telephone number is 1-800-858-8850 and the web address is http://www.sunamericafunds.com. The address of the principal executive offices of North American Funds is 286 Congress Street, Boston, Massachusetts 02210, the telephone number is 1-800-872-8037 and the web address is http://www.northamericanfunds.com.

                              -------------------

                                TABLE OF CONTENTS

                                                                                                       Page
                                                                                                       ----
INTRODUCTION...........................................................................................  2
------------
SUMMARY................................................................................................  3
-------
THE MERGER AND THE NEW INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS..................................  3

THE REORGANIZATIONS....................................................................................  4
     FEE TABLES .......................................................................................  7
     EXAMPLES ......................................................................................... 11
     THE FUNDS......................................................................................... 15
     Business of the Acquired Funds.................................................................... 15
     Business of the Acquiring Funds................................................................... 15
     Comparison of the Funds........................................................................... 15

PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS...................................................... 20
-------------------------------------------------

RISKS OF INVESTING IN THE FUNDS........................................................................ 20

PROPOSALS NOS. 1(a)-(b): APPROVAL OF THE NEW INVESTMENT ADVISORY AGREEMENT AND
THE NEW SUBADVISORY AGREEMENT.......................................................................... 21

THE MERGER AND THE NEW INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS.................................. 21
      Board Considerations............................................................................. 21

PROPOSAL NO. 1 (a):  New Investment Advisory Agreement................................................. 23
      Description of the New Investment Advisory Agreement............................................. 23
      Additional Information about AGAM................................................................ 23

PROPOSAL NO. 1(b):  THE NEW SUBADVISORY AGREEMENT...................................................... 26
      Description of the New Subadvisory Agreement..................................................... 26
      Additional Information about AGIM................................................................ 27

PROPOSALS NOS. 2(a)-(b):  APPROVAL OF THE PLANS........................................................ 28
-----------------------------------------------

COMPARISON OF THE FUNDS................................................................................ 28
     Directors and Officers............................................................................ 28
     Management Arrangements........................................................................... 31
     Distribution and Shareholder Servicing Arrangements............................................... 33
     Other Service Agreements with Affiliates.......................................................... 34
     Purchase, Exchange and Redemption of Shares....................................................... 35
     Performance....................................................................................... 39
     Shareholder Rights................................................................................ 41
     Tax Information................................................................................... 42
     Portfolio Transactions............................................................................ 42
     Portfolio Turnover................................................................................ 42
     Additional Information............................................................................ 42

THE REORGANIZATIONS.................................................................................... 44
     General........................................................................................... 44
     Terms of the Plans................................................................................ 44
     NAF Board Considerations:  Potential Benefits to Shareholders as a Result of the Reorganizations.. 46
     Federal Income Tax Consequences of the Reorganizations............................................ 48
     Capitalization.................................................................................... 50

GENERAL................................................................................................ 51

INFORMATION CONCERNING THE MEETING..................................................................... 51
     Date, Time and Place of Meeting................................................................... 51
     Solicitation, Revocation and Use of Proxies....................................................... 51
     Record Date and Outstanding Shares................................................................ 51
     Security Ownership of Certain Beneficial Owners and Management of the Funds....................... 51
     Voting Rights and Required Vote................................................................... 53

ADDITIONAL INFORMATION................................................................................. 54

LEGAL PROCEEDINGS...................................................................................... 55


LEGAL OPINIONS......................................................................................... 55

EXPERTS................................................................................................ 55

SHAREHOLDER PROPOSALS.................................................................................. 55

EXHIBIT 1A................................................................................................
EXHIBIT 1B................................................................................................
EXHIBIT II................................................................................................

                                  INTRODUCTION
                                  ------------

     This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Trustees of North American Funds for use at the Meeting to be held at the principal executive offices of North American Funds, 286 Congress Street, Boston, MA 02210 on November 7, 2001, at 10:00 a.m., Eastern Time. The mailing address for the Acquired Funds is 286 Congress Street, Boston, Massachusetts 02210. The approximate mailing date of this Proxy Statement and Prospectus is September [27], 2001.

     The shareholders solicited and entitled to vote on Proposals 1a, 1b, 2a and 2b of this Proxy Statement and Prospectus are outlined in the following table:

                                Proposal                                          Fund
                                --------                                          ----
1.  (a)       Approval of New Investment Advisory Agreement  Both Acquired Funds, each voting separately

    (b)       Approval of New Subadvisory Agreement          Both Acquired Funds, each voting separately

2.  (a)       Approval of Plan relating to the Money         NAF Money Market Fund
              Market Funds

    (b)       Approval of Plan relating to the Municipal     NAF Municipal Money Market Fund
              Money Market Funds

                                     SUMMARY
                                     -------

     The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in the New Investment Advisory Agreement, the New Subadvisory Agreement and in the form of the Plans, attached hereto as Exhibits IA, IB and II, respectively.

     In this Proxy Statement and Prospectus, the term "Reorganization" refers to
(i) the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of an Acquired Fund by the respective Acquiring Fund solely in exchange for an equal aggregate value of the Corresponding Shares of such Acquiring Fund, and (ii) the subsequent distribution of such Corresponding Shares to the shareholders of the Acquired Fund. The consummation of one Reorganization is not conditioned on the consummation of any other Reorganization.

      THE MERGER AND THE NEW INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

     On ____________, 2001, American International Group, Inc. ("AIG"), the parent company of SunAmerica Asset Management Corp. ("SAAMCo"), acquired American General Corporation ("American General"), the parent company of AGAM and AGIM (the "Merger"). As a result of the Merger, AGAM became a subsidiary of AIG.

     As required by the Investment Company Act of 1940, as amended (the "Investment Company Act") both the Previous Investment Advisory Agreement and the Previous Subadvisory Agreement (collectively, the "Previous Agreements") provided for automatic termination upon assignment. The consummation of the Merger constituted an assignment, as that term is defined in the Investment Company Act, of the Previous Agreements, and, consequently, their termination.

     At a meeting of the NAF Board held on July 16-17, 2001, the NAF Board, including all of the Trustees who are not "interested persons" (within the meaning of Section 2(a)(19) of the Investment Company Act) ("NAF Independent Trustees") unanimously approved an interim investment advisory agreement (the "Interim Investment Advisory Agreement") between AGAM and North American Funds with respect to the Acquired Funds in order to allow AGAM to continue to serve as investment adviser for the Acquired Funds after the Merger. Pursuant to the terms of the Interim Investment Advisory Agreement, AGAM is responsible for the management of the investment portfolio of each Acquired Fund and for providing certain administrative services to each Acquired Fund. The NAF Board, including all of the Independent Trustees, also unanimously approved an interim subadvisory agreement (the "Interim Subadvisory Agreement") between AGAM and New AGIM(as defined below), which is an affiliate of AGAM, in order to allow New AGIM to continue to serve as the subadviser for the Acquired Funds after the Merger. Pursuant to the terms of the Interim Subadvisory Agreement, New AGIM is responsible for managing the investment and reinvestment of the assets of each Acquired Fund, subject to the supervision of the NAF Board. The terms of the Interim Investment Advisory Agreement and Interim Subadvisory Agreement are similar in all material respects to those of the Previous Investment Advisory Agreement and Previous Subadvisory Agreement, respectively. Under the Investment Company Act, however, AGAM and New AGIM may continue to serve as the investment adviser and subadviser for each Acquired Fund beyond an interim period of 150 days only if shareholders of such Acquired Fund approve a new investment advisory agreement with AGAM and a new subadvisory agreement with New AGIM. Consequently, the NAF Board unanimously approved, and recommended shareholder approval of, the New Investment Advisory Agreement and New Subadvisory Agreement (collectively, the "New Agreements") on July 16-17, 2001. The New Agreements, if approved by shareholders, would take effect immediately upon such approval. The terms of each New Agreement, including advisory fees, are the same in all material respects as those of the respective Previous Agreement. See "Proposal No. 1(a): New Investment Advisory Agreement - Description of the New Investment Advisory Agreement" below for a description of the New Investment Advisory Agreement and the services to be provided by AGAM thereunder, and "Proposal No. 1(b): The New Subadvisory Agreement -- Description of the New Subadvisory Agreement" below for a description of the New Subadvisory Agreement and the services to be provided by New AGIM thereunder.

     In connection with its approval of the New Agreements, the NAF Board received a presentation relating to AIG and SAAMCo, as well as a presentation from AGAM and AGIM. The NAF Board considered that the Merger did not involve any changes in the overall form of the advisory or subadvisory contracts, the advisory fees, or any of the Acquired Funds' objectives or policies. As part of their deliberations, the NAF Board took into account the following, among other factors: the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved or reasonably anticipated to be achieved by AGAM and/or New AGIM; the amount and structure of investment advisers' fees generally and the fees payable under the New Agreements; the financial strength of AIG; the management, personnel and operations of AIG and SAAMCo; the commitment of AIG to the financial services industry; and the structure of the Merger.

     In addition, the NAF Board considered the fact that at some point after consummation of the Merger, the operations of AGIM might be consolidated with those of another affiliate within the AIG member companies to eliminate duplication and attempt to create economies of scale within the organization. The NAF Board was assured that any such internal reorganization would not result in a change in the personnel responsible for providing services to the applicable Acquired Fund or in the nature or quality of those services. Accordingly, the NAF Board approved each of the Interim Subadvisory Agreement and the New Subadvisory Agreement with AGIM or an affiliate that in the future conducts the advisory business previously conducted by New AGIM.

     AGAM and AGIM are wholly owned subsidiaries of American General. Prior to the Merger, American General was a part of one of the nation's largest diversified financial services organizations with assets of approximately $128 billion and market capitalization of $23 billion at June 30, 2001. SAAMCo is the investment adviser for the Acquiring Funds. SAAMCo has been in the business of investment management since 1982 and as of June 30, 2001, managed, advised and/or administered approximately $28.5 billion of assets. AIG, SAAMCo's parent, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad.

                               THE REORGANIZATIONS
                               -------------------

     On August 2, 2001, the NAF Board unanimously approved, subject to shareholder approval and completion of the Merger, a proposal that each Acquiring Fund acquire substantially all of the assets, and assume substantially all of the liabilities, of the respective Acquired Fund solely in exchange for an equal aggregate value of such Acquiring Fund's Corresponding Shares to be distributed to the shareholders of such Acquired Fund. Shareholders holding Class A, Class B, Class C and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II and Class I shares, respectively, of the respective Acquiring Fund. See "Proposals Nos. 2(a) - (b): Approval of the Plans--Comparison of the Funds -- Purchase, Exchange and Redemption of Shares" below, "Shareholder Account Information" in the Acquiring Funds Prospectus and "Section III: Investing in the North American Funds" in the Acquired Funds Prospectuses for a description of these share classes. No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations. Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code").

     In approving the Reorganizations, based upon their evaluation of all relevant information, and after meeting with counsel to the NAF Independent Trustees regarding the legal issues involved, the NAF Board identified and considered certain potential benefits to shareholders that are likely to result from the Reorganizations. The NAF Board also considered that, following each Reorganization, shareholders of an Acquired Fund will remain invested in a money market or municipal money market mutual fund with a substantially similar investment objective and principal investment strategies. The NAF Board took into account the fact that the SunAmerica Money Market Fund is approximately twenty times as large as the NAF Money Market Fund and that as shareholders of the Money Market Combined Fund, NAF Money Market Fund shareholders would enjoy the stability associated with an investment in a much larger fund.

     In addition, the NAF Board considered the difference in the fee structures of the Acquiring Funds and the Acquired Funds. Specifically, the NAF Board considered that Class B and Class II shares of the Acquiring Funds are subject to sales charges and all Classes of shares of the Acquiring Funds are subject to Rule 12b-1 distribution and/or account maintenance fees. Shares of the Acquired Funds are not subject to such sales charges or fees. However, unlike Class A shares of the Acquired Funds, which are subject to a sales charge upon an exchange, there are no sales charges imposed on exchanges among the SunAmerica Mutual Funds, including the Acquiring Funds.

     In addition, Class B shares of the Acquiring Funds, as well as other SunAmerica Mutual Funds, convert to Class A shares approximately eight years after issuance. The time that a shareholder holds shares of an Acquiring Fund will be taken into account in calculating the conversion period. Similarly, the time that a Class B or Class II shareholder holds shares of an Acquiring Fund will be taken into account when determining whether or not a contingent deferred sales charge (a "CDSC") will apply to a redemption (six years for Class B; eighteen months for Class II). In contrast, the time that a shareholder holds Class B or C shares of an Acquired Fund does not count in determining the eight-year period for conversion of Class B shares to Class A, or in determining whether the applicable period for imposition of a CDSC has lapsed (six years for Class B shares; one year for Class C shares).

     The NAF Board also considered that the fee waivers and expense reimbursements that are in place with respect to the Acquired Funds are only effective through February 28, 2002 and that there can be no assurance that AGAM would continue with these waivers and reimbursements past that date.

     Moreover, an investor in an Acquiring Fund (or any fund in the SunAmerica Fund Complex) shareholder would be subject to the imposition of a front-end sales charge in connection with the purchase of Class A shares only once - at the time of initial purchase and not at the time of each exchange. See "Proposals Nos. 2(a) - (b): Approval of the Plans - The Reorganizations - NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations."

     The NAF Board, including all of the NAF Independent Trustees, has determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the NAF Board, including all of the NAF Independent Trustees, has determined that the interests of existing shareholders of each Acquired Fund will not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time (as defined herein). Although, as a result of the Reorganizations, a shareholder of the Money Market Combined Fund may receive shares of the respective Acquiring Fund which represent a smaller percentage of ownership in the respective Acquiring Fund than he or she held in that Acquired Fund prior to the respective Reorganization, the total dollar value of the shares will remain the same; in addition, an Acquired Fund shareholder should end up with the same number of shares because the Funds all seek to maintain a price per share of $1.00.

     The NAF Board unanimously recommends that you vote FOR the Plan relating to the Reorganization involving your Fund. Your Board has based this recommendation on its consideration of the principal reasons underlying each Reorganization, including the following: the fact that following each Reorganization, shareholders of each Acquired Fund would remain invested in a mutual fund having substantially the same investment objective and similar investment techniques; the fees and expenses of the Acquired Funds, the Acquiring Funds and the Combined Funds; fee waivers and expense reimbursements currently in place and the possibility of their termination; potential benefits to shareholders likely to result from each Reorganization, such as allowing Class A shareholders to avoid sales charges on exchanges and Class B and C Shareholders to "tack" their holding periods for purposes of Class B exchanges and CDSC calculations; and the fact that the Reorganizations will not result in dilution of the interests of Acquired Fund shareholders. For a more detailed discussion of the factors considered by your Board in approving the Reorganizations, see "Proposals Nos. 2(a) - (b): Approval of the Plans -- The Reorganizations -- NAF Board
Considerations: Potential Benefits to Shareholders as a result of the Reorganizations" below.

     If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that (i) AGAM will continue to serve as the investment adviser, and New AGIM will continue to serve as subadviser, of the Acquired Funds until the closing of the Reorganizations (which is currently anticipated to occur during the fourth calendar quarter of 2001), (ii) the Reorganizations will occur as soon as practicable thereafter, provided that the Funds have obtained prior to that time an opinion of counsel concerning the tax consequences of the Reorganizations as set forth in the Plans, and (iii) after the consummation of the Reorganizations, SAAMCo will manage the assets of the Acquired Funds as part of the Combined Funds, and New AGIM will serve as subadviser to the Municipal Money Market Combined Fund. The Plans may be terminated, and the Reorganizations abandoned, whether before or after the requisite approval by the shareholders of the Acquired Funds, at any time prior to the Closing Date (as defined herein), (i) by mutual agreement of the NAF Board and the Board of Directors of SunAmerica Money Market Funds, Inc. (the "SunAmerica Board"); (ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

                                   FEE TABLES

     Actual Fee Table for Shareholders of each of the Acquired Funds+ and each of the Acquiring Funds++ and Pro Forma Fee Table for each of the Combined Funds
(as of June 30, 2001)

                                                              NAF Money Market Fund                   SunAmerica Money Market Fund
                                                          ------------------------------------------  -----------------------------
                                                                                       Institutional
                                                                                       -------------
                                                          Class A  Class B   Class C       Class I    Class A  Class B  Class II
                                                          -------  -------   -------       -------    -------  -------  --------
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a
 percentage of offering price)..........................    None      None      None          None        None   None      1.00%

Maximum Deferred Sales Charge (Load) (as a percentage
 of original purchase price or redemption price,
 whichever is lower)(1).................................    None      None      None          None       None    5.00%     1.00%

Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends..............................................    None      None      None          None        None   None      None

Redemption Fee(2).......................................    None      None      None          None        None   None      None

Annual Fund Operating Expenses
(as a percentage of average net assets) (expenses that
 are deducted from Fund assets):
Management Fees.........................................     0.20%    0.20%     0.20%         0.20%        0.48%  0.48%    0.48%
Distribution and/or Service (12b-1) Fees(3).............     None     None      None          None         0.15%  0.90%    0.90%
Other Expenses..........................................     0.86%    0.86%     0.86%         0.86%        0.32%  0.38%    0.55%
Total Annual Fund Operating Expenses Before Expense          1.06%    1.06%     1.06%         1.06%        0.95%  1.76%    1.93%
 Reimbursement..........................................

Expense Reimbursement(4)(5).............................     0.26%    0.26%     0.26%         0.26%          --     --     0.18%

Net Expenses(6).........................................     0.80%    0.80%     0.80%         0.80%        0.95%  1.76%    1.75%


                                                            Pro Forma Money Market Combined Fund*
                                                           -----------------------------------------

                                                           Class A    Class B   Class II   Class I**
                                                            -------   -------   --------   ---------
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a
 percentage of offering price)..........................     None      None       1.00%       None

Maximum Deferred Sales Charge (Load) (as a percentage
 of original purchase price or redemption price,
 whichever is lower)(1).................................     None      5.00%      1.00%       None

Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends..............................................     None      None       None        None

Redemption Fee(2).......................................     None      None       None        None

Annual Fund Operating Expenses
(as a percentage of average net assets) (expenses that
 are deducted from Fund assets):
Management Fees.........................................     0.48%     0.48%      0.48%       0.48%
Distribution and/or Service (12b-1) Fees(3).............     0.15%     0.90%      0.90%       None
Other Expenses..........................................     0.32%     0.38%      0.44%       0.45%
Total Annual Fund Operating Expenses Before Expense          0.95%     1.76%      1.82%       0.93%
 Reimbursement..........................................

Expense Reimbursement(4)(5).............................       --        --         --        0.13%

Net Expenses(6).........................................     0.95%     1.76%      1.82%       0.80%


                                                             NAF Municipal Money Market Fund     SunAmerica Municipal Money
                                                                                                        Market Fund*
                                                             Class A    Class B    Class C      Class A   Class B   Class II
                                                             -------    -------    -------      -------   -------   --------
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a         None       None       None        None      None       1.00%
 percentage of offering price)..........................

Maximum Deferred Sales Charge (Load) (as a percentage          None       None       None        None     5.00%       1.00%
 of original purchase price or redemption price,
 whichever is lower)(1).................................

Maximum Sales Charge (Load) Imposed on Reinvested              None       None       None        None      None       None
 Dividends..............................................

Redemption Fee(2).......................................       None       None       None        None      None       None

Annual Fund Operating Expenses
(as a percentage of average net assets) (expenses that
 are deducted from Fund assets):
  Management Fees.......................................       0.35%      0.35%      0.35%       0.35%     0.35%      0.35%
  Distribution and/or Service (12b-1) Fees(3)...........       None       None       None        0.15%     0.90%      0.90%
  Other Expenses........................................       0.81%      0.81%      0.81%       2.16%     2.28%      9.07%
Total Annual Fund Operating Expenses Before Expense            1.16%      1.16%      1.16%       2.66%     3.53%     10.32%
 Reimbursement(4)(5)....................................

Expense Reimbursement...................................       0.36%      0.36%      0.36%       1.71%     1.83%      8.62%

Net Expenses(6).........................................       0.80%      0.80%      0.80%       0.95%     1.70%      1.70%


                                                             Pro Forma Municipal Money Market
                                                                      Combined Fund*
                                                             Class A     Class B     Class II
                                                             -------     -------     --------
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a        None        None         1.00%
 percentage of offering price)..........................

Maximum Deferred Sales Charge (Load) (as a percentage         None       5.00%         1.00%
 of original purchase price or redemption price,
 whichever is lower)(1).................................

Maximum Sales Charge (Load) Imposed on Reinvested             None        None         None
 Dividends..............................................

Redemption Fee(2).......................................      None        None         None

Annual Fund Operating Expenses
(as a percentage of average net assets) (expenses that
 are deducted from Fund assets):
  Management Fees.......................................      0.35%       0.35%        0.35%
  Distribution and/or Service (12b-1) Fees(3)...........      0.15%       0.90%        0.90%
  Other Expenses........................................      2.16%       2.28%        9.07%
Total Annual Fund Operating Expenses Before Expense           2.66%       3.53%       10.32%
 Reimbursement(4)(5)....................................

Expense Reimbursement...................................      1.71%       1.83%        8.62%

Net Expenses(6).........................................      0.95%       1.70%        1.70%

------------------
+    As reflected in the Acquired Funds Prospectuses.
++ As of December 31, 2000 in the case of the SunAmerica Money Market Fund and as of June 30, 2001 in the case of the SunAmerica Municipal Money Market Fund.


* "Other Expenses," "Total Annual Fund Operating Expenses Before Expense Reimbursement" and "Expense Reimbursement" have been estimated.

** The Money Market Combined Fund will commence offering Class I shares upon completion of the applicable Reorganization.

(1) Class B and Class C shares of an Acquired Fund are not subject to a CDSC and the respective Corresponding Shares received in the applicable Reorganization by shareholders of a Combined Fund who were shareholders of the respective Acquired Fund as of the date of the closing of such Reorganization will not be subject to a CDSC either. Future purchases of Class A, Class B or Class II shares of a Combined Fund will be subject to the CDSC schedule applicable to the Combined Fund.

     With respect to the Acquiring Funds (and to future purchases of Class A, Class B or Class II shares of the Combined Funds after the closing of the Reorganizations), (i) purchases of Class A shares over $1 million are subject to a CDSC on redemptions made within two years of purchase (1.00% on shares sold within one year of purchase and 0.50% on shares sold after the first year and within the second year after purchase) if the original purchase was Class A of another SunAmerica Mutual Fund which you subsequently exchanged into shares of an Acquiring Fund, (ii) the CDSC on Class B shares applies only if shares are redeemed within six years of their purchase in accordance with the Acquiring Funds' CDSC schedule set forth under "Proposals No. 2(a) - (b): Approval of the Plans -- Comparison of the Funds -- Purchase, Exchange and Redemption of Shares" and (iii) the CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See the Acquiring Funds Prospectus for more information about the CDSCs applicable to the Acquiring Funds and the Combined Funds.

(2) In the case of the Acquiring Funds (and hence the Combined Funds) a $15.00 fee may be imposed on wire and overnight mail redemptions.

(3) Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(4) With respect to each Acquired Fund, amounts reflect AGAM's contractual obligation to waive, and to the extent necessary, reimburse certain fees and expenses of such Acquired Fund through February 28, 2002. If shareholders do not approve the Reorganizations, there is no assurance AGAM would continue to provide such fee reductions and expense reimbursements past such date.

(5) With respect to certain classes of the Acquiring Funds and the Combined Funds, the SunAmerica Board, including a majority of the Directors are not "interested persons" (within the meaning of Section 2(a)(19) of the Investment Company Act (the "SunAmerica Independent Directors"), approved the Acquiring Funds' (and hence the Combined Funds') Investment Advisory and Management Agreement with SAAMCo subject to the net expense ratios set forth above. SAAMCO may not increase such ratios, which are contractually required by agreement with the SunAmerica Board, without the approval of the SunAmerica Board, including a majority of the SunAmerica Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the SunAmerica Board, including a majority of the SunAmerica Independent Directors.

(6) SAAMCO is voluntarily waiving fees and/or reimbursing so that the total net expense ratio of Class II shares of the SunAmerica Money Market Fund does not exceed 1.76%.

The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder bears directly or indirectly as compared to the costs and expenses that would be borne by such investors on a pro forma basis taking into account the consummation of the Reorganizations. All pro forma amounts are based on what the estimated expenses of the Pro Forma Combined Fund would be assuming the Reorganizations were completed on June 30, 2001.

These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

EXAMPLES:

                                                                                       Cumulative Expenses Paid for the Period of:
                                                                                       -------------------------------------------
                                                                                        1 Year    3 Years    5 Years   10 Years(4)
                                                                                        ------    -------    -------   -----------
An investor would pay the following expenses on a $10,000 investment, assuming (1)
 the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period.
        Expenses if you did redeem your shares at the end of the period:
                        ---
         NAF Money Market Fund(1)
           (Class A shares)...........................................................     $ 82       $311     $  560       $1,271
           (Class B shares)...........................................................       82        311        560        1,271
           (Class C shares)...........................................................       82        311        560        1,271
           (Institutional Class I shares).............................................       82        311        560        1,271

         SunAmerica Money Market Fund
           (Class A shares)...........................................................     $ 97       $303     $  526       $1,166
           (Class B shares)...........................................................      679        854      1,154        1,859
           (Class II shares)(1).......................................................      376        646      1,039        2,142

         Pro Forma Money Market Combined Fund*
           (Class A shares)...........................................................     $ 97       $303     $  526       $1,166
           (Class B shares)...........................................................      679        854      1,154        1,859
           (Class II shares)(2).......................................................      383        667      1,075        2,216
           (Class I shares)...........................................................       82        255        444          990

         NAF Municipal Money Market Fund(1)
           (Class A shares)...........................................................     $ 82       $333     $  604       $1,377
           (Class B shares)...........................................................       82        333        604        1,377
           (Class C shares)...........................................................       82        333        604        1,377

                                                                                       Cumulative Expenses Paid for the Period of:
                                                                                       -------------------------------------------
                                                                                        1 Year    3 Years    5 Years   10 Years(3)
                                                                                        ------    -------    -------   -----------
An investor would pay the following expenses on a $10,000 investment, assuming (1)
 the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period.

Expenses if you did redeem your shares at the end of the period:
                ---
         SunAmerica Municipal Money Market Fund(1)
           (Class A shares)...........................................................    $  97       $303     $  526       $1,166
           (Class B shares)...........................................................      673        836      1,123        1,810
           (Class C shares)...........................................................      371        630      1,014        2,089

         Pro Forma Municipal Money Market Combined Fund*(1)
           (Class A shares)...........................................................     $ 97       $303     $  526       $1,166
           (Class B shares)...........................................................      673        836      1,123        1,810
           (Class II shares)..........................................................      371        630      1,014        2,089

---------------------

These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

EXAMPLES:

                                                                                   Cumulative Expenses Paid for the Period of:
                                                                                   -------------------------------------------
                                                                                    1 Year    3 Years    5 Years   10 Years(4)
                                                                                    ------    -------    -------   -----------
An investor would pay the following expenses on a $10,000 investment, assuming (1)
 the Total Annual Fund Operating Expenses set forth in the Table above for the relevant Fund and (2) a 5% annual return throughout the period.
        Expenses if you did not redeem your shares at the end of the period:
                        -------
         NAF Money Market Fund(1)
           (Class A shares)........................................................    $ 82       $311     $  560       $1,271
           (Class B shares)........................................................      82        311        560        1,271
           (Class C shares)........................................................      82        311        560        1,271
           (Institutional Class I shares)...................................... ....     82        311        560        1,271

         SunAmerica Money Market Fund
           (Class A shares)........................................................    $ 97       $303     $  526       $1,166
           (Class B shares)........................................................     179        554        954        1,862
           (Class II shares)(1)....................................................     276        646      1,039        2,142

         Pro Forma Money Market Combined Fund*
           (Class A shares)........................................................    $ 97       $303     $  526       $1,166
           (Class B shares)........................................................     179        554        954        1,859
           (Class II shares)(3)....................................................     283        667      1,075        2,216
           (Class I shares)........................................................      82        255        444          990

         NAF Municipal Money Market Fund(1)
           (Class A shares)........................................................    $ 82       $333     $  604       $1,377
           (Class B shares)........................................................      82        333        604        1,377
           (Class C shares)........................................................      82        333        604        1,377

                                                                                   Cumulative Expenses Paid for the Period of:
                                                                                   -------------------------------------------
                                                                                    1 Year    3 Years    5 Years   10 Years(4)
                                                                                    ------    -------    -------   -----------
An investor would pay the following expenses on a $10,000 investment, assuming (1)
 the Total Annual Fund Operating Expenses set forth in the Table above for the relevant Fund and (2) a 5% annual return throughout the period.

         SunAmerica Municipal Money Market Fund(1)
           (Class A shares)........................................................   $  97     $  303      $ 526       $1,166
           Class B shares..........................................................     173        536        923        1,810
           Class C shares..........................................................     271        630      1,014        2,089

         Pro Forma Municipal Money Market Combined Fund*(1)
           (Class A shares)........................................................    $ 97       $303     $  526       $1,166
           (Class B shares)........................................................     173        536        923        1,810
           (Class II shares).......................................................     271        630      1,014        2,089

---------------------
*    Assuming the Reorganization had taken place on June 30, 2001.

(1) Expenses used for the Example include fee waivers and expense reimbursements described in footnotes (4) and/or (5) above under "-- Fee Tables."

(2) SAAMCO is voluntary waiving fees and/or reimbursing expenses for Class II shares of the Money Market Combined Fund. However, this fee waiver and/or expense reimbursement is not reflected in the example above. The following are your costs after these fees waivers and/or expense reimbursements:
     $377, $649, $1,045 and $2,152 for the period of one year, three years, five years and ten years, respectively.

(3) SAAMCO is voluntary waiving fees and/or reimbursing expenses for Class II shares of the Money Market Combined Fund. However, this fee waiver and/or expense reimbursement is not reflected in the example above. The following are your costs after these fees waivers and/or expense reimbursements:
     $277, $649, $1,045 and $2,152 for the period of one year, three years, five years and ten years, respectively.

(4) Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, expense information for years 9 and 10 is the same for both Class A and Class B shares.

The Examples set forth above assume reinvestment of all dividends and distributions and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See "Proposals Nos. 2(a) - (b): Approval of the Plans -- The Reorganizations -- Potential Benefits to Shareholders as a Result of the Reorganizations," "Proposals Nos. 2(a) - (b): Approval of the Plans -- Comparison of the Funds -- Management Arrangements," and "-- Purchase, Exchange and Redemption of Shares."

                                    THE FUNDS
                                    ---------

Business of the Acquired Funds

     Each Acquired Fund is organized as a separate investment portfolio or series of North American Funds, a Massachusetts business trust, which was established on September 28, 1988 pursuant to its Declaration of Trust. Each Acquired Fund is diversified within the meaning of the Investment Company Act.

Business of the Acquiring Funds

     Each Acquiring Fund is organized as a separate investment portfolio or series of SunAmerica Money Market Funds, Inc., a Maryland corporation, which was incorporated on July 20, 1983. The SunAmerica Municipal Money Market Fund is newly created and has not yet commenced operations. Each Acquiring Fund is diversified within the meaning of the Investment Company Act.

Comparison of the Funds

     A discussion of the investment objectives and principal investment policies of the Funds is set forth below. Those objectives and policies that are identified as fundamental may not be changed without shareholder approval.

                               Money Market Funds

Investment Objectives
---------------------

         Both Money Market Funds have substantially similar investment objectives. The investment objective of the NAF Money Market Fund is to obtain maximum current income consistent with preservation of principal and liquidity. The investment objective of the SunAmerica Money Market Fund is to seek as high a level of current income as is consistent with liquidity and stability of capital. The NAF Money Market Fund's investment objective is a fundamental policy, while SunAmerica Money Market Fund's investment objective is a nonfundamental policy.

Principal Investment Strategies
-------------------------------

         Both Money Market Funds also have substantially similar principal investment strategies. The NAF Money Market Fund tries to achieve its investment objective by investing in short-term money market securities to provide liquidity, protection of investment and current income. The SunAmerica Money Market Fund tries to achieve its investment objective by investing primarily in high-quality money market instruments selected principally on the basis of quality and yield. In accordance with Rule 2a-7 under the Investment Company Act ("Rule 2a-7"), both Funds must limit their investments to securities that mature in 13 months or less and both Funds must have a dollar weighted average portfolio maturity of 90 days or less. In addition, Rule 2a-7 imposes certain requirements as to the quality of the instruments that each Fund may hold.

                          Municipal Money Market Funds

Investment Objectives
---------------------

         Both Municipal Money Market Funds have substantially similar investment objectives. The investment objective of the NAF Municipal Money Market Fund is to seek liquidity, protection of capital and current income through investments in short-term money market securities that are exempt from regular federal income taxation. The investment objective of the SunAmerica Municipal Money Market Fund is to seek as high a level of current income as is consistent with liquidity and stability of capital and that is exempt from regular federal income taxation. The investment objectives of both Municipal Money Market Funds are nonfundamental policies.

Principal Investment Strategies
-------------------------------

          The SunAmerica Municipal Money Market Fund will operate as the successor to the NAF Municipal Money Market Fund and both Funds have substantially similar principal investment strategies. The NAF Municipal Money Market Fund tries to achieve its investment objective by investing in short-term money market securities to provide liquidity, protection of investment and current income that is exempt from regular federal income tax. The SunAmerica Municipal Money Market Fund tries to achieve its investment objective by investing primarily in high-quality money market instruments selected primarily on the basis of quality and yield that are exempt from regular federal income tax. Under normal conditions, both Funds invest at least 80% of their total assets in municipal securities which pay income exempt from federal income taxes. Both Funds are subject to the requirements of Rule 2a-7 under the Investment Company Act.

          Both Funds may invest in private activity bonds. Federal tax law imposes an alternative minimum tax ("AMT") with respect to both corporations and individuals based on certain items of tax preference. Interest on certain municipal obligations, including private activity bonds issued after August 7, 1986, is treated as a tax preference item for purposes of the AMT. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for purposes of the AMT on corporations. Both Funds are not restricted with respect to the proportion of its assets that may be invested in such obligations.

                                    All Funds

Principal Risk Factors
----------------------

     For a discussion of the principal risks of investing in each Fund, see "Principal Risk Factors and Special Considerations."

Trustees, Directors and Officers
--------------------------------

     North American Funds is governed by a Board of Trustees (a "Board"). SunAmerica Money Market Funds, Inc. is governed by a Board of Directors (a "Board" and, together with the Board of Trustees, the "Boards"). Each Board meets regularly to review its respective Funds' investments, performance, expenses, and other business affairs. Each Board elects its respective Funds' officers.

Management Arrangements
-----------------------

     Comparison of Management and Administrative Arrangements and Fees. AGAM serves as the investment adviser for the Acquired Funds and SAAMCo serves as the investment adviser for the Acquiring Funds. Each of AGAM and SAAMCo is responsible for the management of the investment portfolio of each Acquired Fund and Acquiring Fund, respectively, and for providing certain administrative services to such Fund. See "Proposals Nos. 2(a)-(b): Approval of the Plans -- Comparison of the Funds -- Management Arrangements -- Comparison of Management and Administrative Arrangements and Fees" for more detailed information regarding the advisory arrangements of the Funds.

     The table below sets forth the fees, as a percentage of average daily net assets, payable by each Acquired Fund to AGAM for its management and administrative services:

--------------------------------------------------------------------------------
Acquired Fund:                                      Advisory Fee:
--------------------------------------------------------------------------------
NAF Money Market Fund                       0.20% up to $500 million and
                                         0.145% on excess over $500 million
--------------------------------------------------------------------------------
NAF Municipal Money Market Fund                         0.35%
--------------------------------------------------------------------------------

     As compensation for its management and administrative services to the SunAmerica Money Market Fund, SAAMCo receives a fee, as a percentage of average daily net assets, from the Fund, at the annual rate of 0.50% on the first $600 million, 0.45% on the next $900 million and 0.40% on the excess over $1.5 billion. As compensation for its management and administrative services to the SunAmerica Municipal Money Market Fund, SAAMCo will receive a fee, as a percentage of average daily net assets, from the Fund, at the annual rate of 0.35%.

     The advisory fee rate payable by the Money Market Combined Fund after consummation of the Money Market Funds Reorganization will be the same as the advisory fee rate payable by the SunAmerica Money Market Fund and higher than the advisory fee rate payable by the NAF Money Market Fund. The advisory fee rate payable by the Municipal Money Market Combined Fund after consummation of the Municipal Money Market Funds Reorganization will be the same as the advisory fee rate payable by the NAF Municipal Money Market Fund. The table below sets forth the pro forma effective fee rate of each Combined Fund as of June 30, 2001, as a percentage of average daily net assets, assuming the Reorganizations had been completed as of such date:

--------------------------------------------------------------------------------
Combined Fund:                            Pro Forma Effective Advisory Fee Rate:
--------------------------------------------------------------------------------
Combined Money Market Fund                               0.48%
--------------------------------------------------------------------------------
Combined Municipal Money Market Fund                     0.35%
--------------------------------------------------------------------------------

     Investment Advisory Agreements. The investment advisory agreement between SunAmerica Money Market Funds, Inc. on behalf of the Acquiring Funds and SAAMCo (the "SunAmerica Investment Advisory Agreement") is similar to both the New and Previous Investment Advisory Agreements applicable to the Acquired Funds (collectively, the "NAF Investment Advisory Agreement"), except for certain matters including the advisory fees, the effective dates, and the identity of the adviser. See "Proposals Nos. 2(a) - (b): Approval of the Plans -- Comparison of the Funds -- Management Arrangements -- Comparison of Management and Administrative Arrangements and Fees -- Comparison of the NAF Investment Advisory Agreement and SunAmerica Investment Advisory Agreement" for further discussion regarding these agreements.

     Subadvisory Arrangements. New AGIM currently serves as subadviser to each of the Acquired Funds. After the Municipal Money Market Funds Reorganization, New AGIM will serve as the subadviser to the Municipal Money Market Combined Fund pursuant to a new subadvisory agreement with SAAMCo (the "SunAmerica Subadvisory Agreement"). The SunAmerica Subadvisory Agreement is similar to both the New and Previous Subadvisory Agreements applicable to the NAF Municipal Money Market Fund (collectively, the "NAF Subadvisory Agreement") except for certain matters including the effective dates and the identity of the Subadviser. See "Proposals Nos. 2(a)-(b): Approval of the Plans -- Comparison of the Funds -- Management Arrangements -- Comparison of Management and Administrative Arrangements and Fees -- Comparsion of the Subadvisory Agreements.

Distribution and Shareholder Servicing Arrangements
---------------------------------------------------

     Distributor. American General Funds Distributors, Inc. ("AGFD" or the "NAF Distributor"), an affiliate of AGAM, acts as the distributor of the shares of the Acquired Funds. SunAmerica Capital Services, Inc. ("SACS" or the "SunAmerica Distributor"), an affiliate of SAAMCo, acts as the distributor of the shares of the Acquiring Funds. See "Proposals Nos. 2(a) - (b): Approval of the Plans -- Comparison of the Funds -- Distributor and Shareholder Servicing Arrangements" for additional information regarding the Funds' distribution arrangements.

     Shareholder Servicing Fees for Class I. AGAM provides certain recordkeeping and shareholder services to retirement and employee benefit plans and certain asset allocation funds of North American Funds that invest in Institutional Class I shares of the NAF Money Market Fund. SACS will provide these services after the Reorganization with respect to Class I shares of the Money Market Combined Fund. See "Proposals Nos. 2(a)-(b), Approval of the Plans -- Comparison of the Funds -- Distribution and Shareholder Servicing Arrangements -- Shareholder Servicing Fees for Class I" for additional information regarding these services.

Other Service Agreements with Affiliates
----------------------------------------

     SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of SAAMCo, acts as a servicing agent assisting State Street Bank and Trust Company ("State Street"), the transfer agent and custodian of the Acquiring Funds, in connection with certain services offered to the shareholders of the Acquiring Funds. See "Proposals Nos. 2(a)-(b): Approval of the Plans -- Comparison of the Funds -- Other Service Agreements with Affiliates" for additional information regarding these service agreements.

Other
-----

     Shares. As with all mutual funds, investors purchase shares when they invest in the Funds. Share certificates are not generally issued.

     Each full share and fractional share entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and cast one vote per share on certain Fund matters, including the election of trustees or directors, changes in fundamental policies, or approval of changes in investment advisory agreements.

     Class Structure. The NAF Money Market Fund currently offers four classes of shares (Class A, Class B, Class C and Institutional Class I). The NAF Municipal Money Market Fund currently offers three classes of shares (Class A, Class B and Class C). The SunAmerica Money Market Fund currently offers three classes of shares (Class A, Class B and Class II). After consummation of the Money Market Reorganization, the Money Market Combined Fund will also offer Class I shares. After consummation of the Municipal Money Market Reorganization, the Municipal Money Market Combined Fund will offer three classes of shares (Class A, Class B and Class II).

     Purchase of Shares. The procedures for purchasing shares are similar, but not identical, for all Funds. See "Proposals Nos. 2(a)-(b): Approval of the Plans -- Comparison of the Funds -- Purchase, Exchange and Redemption of Shares" below, "Investing in the North American Funds" in the Acquired Funds Prospectuses and "Shareholder Account Information" in the Acquiring Funds Prospectus.

     Exchanges of Shares. The procedures for exchanging shares are similar, but not identical, for all Funds. See "Proposals Nos. 2(a)-(b): Comparison of the Funds -- Purchase, Exchange and Redemption of Shares" below, "Account Services" and "Section III: Investing in the North American Funds Institutional Classes of Shares" in the Acquired Funds Prospectuses and "Exchange Privilege" in the Acquiring Funds Prospectus.

     Redemption of Shares. The procedures for redeeming shares are similar, but not identical, for all Funds. See "Proposals Nos. 2(a)-(b): Comparison of the Funds -- Purchase, Exchange and Redemption of Shares" below, "Investing in the North American Funds" in the Acquired Funds Prospectuses and "Shareholder Account Information" in the Acquiring Funds Prospectus.

     Dividends. The Funds currently have the same policies with respect to dividends. See "Proposals Nos. 2(a) - (b): Approval of the Plans -- Comparison of the Funds -- Dividend Distribution and Account Policies -- Dividends" below, "Pricing of Shares" and "Dividends and Distributions from North American Funds" in the Acquired Funds Prospectuses and "Dividend Distribution and Account Policies" in the Acquiring Funds Prospectus.

     Net Asset Value. The price at which each Fund's shares are purchased or redeemed is the Fund's next determined net asset value per share after receipt of the purchase or redemption order. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern time). For further discussion on net asset value and how it is determined, see "Proposals Nos. 2(a) - (b): Approval of the Plans -- Comparison of the Funds -- Purchase, Exchange and Redemption of Shares -- Dividend Distribution and Account Policies -- Valuation of Fund Shares" below, "Pricing of Fund Shares" in the Acquired Funds Prospectuses and "Determination of Net Asset Value" in the Acquiring Funds Prospectus.

     Tax Considerations. The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See "Taxes" in the Acquired Funds Prospectuses and "Dividend, Distribution and Account Policies" in the Acquiring Funds Prospectuses.

     For a more detailed discussion regarding potential tax consequences of the Reorganizations, see "Proposals Nos. 2(a) - (b): Approval of the Plans -- The Reorganizations -- Federal Income Tax Consequences of the Reorganizations."

                PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS
                -------------------------------------------------

                         RISKS OF INVESTING IN THE FUNDS

     All of the investment risks associated with an investment in an Acquired Fund are the same as those associated with an investment in the respective Acquiring Fund. A discussion of certain risks of investing in the Funds is set forth below. See the Acquired Funds Prospectuses, the Acquiring Funds Prospectus, the Acquired Funds Statement and the Acquiring Funds Statement for more detailed discussions of investment risks associated with an investment in the Funds. There is no guarantee that the investment objective of a Fund will be achieved or that the value of a shareholder's investment in the Fund will not decrease. Furthermore, although each Fund seeks to maintain a stable share price of $1.00, there can be no assurance that each Fund will be able to do so and it is possible to lose money by investing in a Fund.

     Interest Rate Fluctuations. Volatility of the bond market is due principally to changes in interest rates. As interest rates rise, bond prices typically fall; and as interest rates fall, bond prices typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

     Credit Risk. Each Fund is also subject to credit risk, which is the risk that the issuer in which a Fund invests, will fail financially or otherwise fail to honor its obligations. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations.

     Securities Selection. A strategy used by a Fund, or securities selected by its portfolio manager, may fail to produce the intended return.

                             PROPOSALS NOS. 1(a)-(b):
                             -----------------------
               APPROVAL OF THE NEW INVESTMENT ADVISORY AGREEMENT
               -------------------------------------------------
                        AND THE NEW SUBADVISORY AGREEMENT
                       ---------------------------------

     THE MERGER AND THE NEW INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Board Considerations

     On _________, 2001, the Merger, pursuant to which AIG acquired American General, was consummated. As a result of the Merger, AGAM became a subsidiary of AIG.

     As required by the Investment Company Act, the Previous Investment Advisory Agreement provided for automatic termination upon its assignment. The consummation of the Merger constituted an assignment, as that term is defined in the Investment Company Act, of the Previous Investment Advisory Agreement, and, consequently, its termination.

     At a meeting held on July 16-17, 2001, the NAF Board, including all of the NAF Independent Trustees, unanimously approved the Interim Investment Advisory Agreement and Interim Subadvisory Agreement (collectively, the "Interim Agreements") pursuant to Rule 15a-4 under the Investment Company Act in order to allow AGAM and AGIM to continue to serve as investment adviser and subadviser, respectively, for the Acquired Funds after the Merger. This Rule, under certain circumstances, allows interim advisory agreements to take effect, and to remain in effect for up to 150 days, without receiving prior shareholder approval, as long as the fees payable under such agreement do not exceed the fees payable under the predecessor agreement that had been approved by the shareholders and certain other contractual provisions are included in the interim agreement. The Interim Agreements require all fees earned by AGAM and New AGIM to be escrowed pending shareholder approval of the New Agreements. If the New Advisory Agreements are not approved, AGAM and New AGIM will be entitled to receive from escrow the lesser of any costs incurred in performing the Interim Agreements (plus interest earned on the amount while in escrow), and the total amount in the escrow account (plus interest earned). The Interim Agreements will terminate on the earlier of the effective date of the New Agreements or 150 days after the completion of the Merger.

     Pursuant to the terms of the Interim Investment Advisory Agreement, AGAM is responsible for the management of the investment portfolio of each Acquired Fund and for providing certain administrative services as each Acquired Fund. Pursuant to the terms of the Interim Subadvisory Agreement, New AGIM is responsible for managing the investment and reinvestment of the assets of each Acquired Fund, subject to the supervision of the NAF Board. The terms of the Interim Investment Advisory Agreement and Interim Subadvisory Agreement are similar in all material respects as to those of the Previous Investment Advisory Agreement and Previous Subadvisory Agreement, respectively. The Interim Investment Advisory Agreement and the Interim Subadvisory Agreement differ from the respective Previous Agreement only with respect to the effective date, the term and the escrow provisions relating to AGAM and AGIM's fees (as described above). Under the Investment Company Act, however, AGAM and New AGIM may continue to serve as the investment adviser or subadviser for each Acquired Fund beyond an interim period of 150 days only if shareholders of such Acquired Fund approve a new investment advisory agreement with AGAM and subadvisory agreement with New AGIM. Consequently, the NAF Board unanimously approved, and recommended shareholder approval of, the New Agreements on July 16-17, 2001. The New Agreements, if approved by shareholders, would take effect immediately upon such approval. The terms of each New Agreement, including advisory fees, are the same in all material respects to those of the respective Previous Agreement. The New Agreement differs from the Previous Agreements only with respect to its effective date. See "--Description of the New Investment Advisory Agreement" and " -- Description of the New Subadvisory Agreement" below for a description of the New Investment Advisory Agreement and the New Subadvisory Agreement and the services to be provided by AGAM and New AGIM, respectively, thereunder.

     In connection with its approval of the New Agreements, the NAF Board received a presentation relating to AIG and SAAMCo, as well as a presentation from AGAM and AGIM. The NAF Board considered that the Merger did not involve any changes in the overall form of the advisory or subadvisory contracts, the advisory fees, or any of the Acquired Funds' objectives or policies. As part of their deliberations, the NAF Board took into account the following, among other factors: the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved or reasonably anticipated to be achieved by AGAM and/or New AGIM; the amount and structure of investment advisers' fees generally and the fees payable under the New Agreements; the financial strength of AIG; the management, personnel and operations of AIG and SAAMCo; the commitment of AIG to the financial services industry; and the structure of the Merger.

     In addition, the NAF Board considered the fact that at some point after consummation of the Merger, the operations of AGIM might be consolidated with those of another affiliate within the AIG group of companies to eliminate duplication and attempt to create economies of scale within the organization. The NAF Board was assured that any such internal reorganization would not result in a change in the personnel responsible for providing services to the applicable Acquired Fund or in the nature or quality of those services. Accordingly, the NAF Board approved each of the Interim Subadvisory Agreement and the New Subadvisory Agreement with New AGIM.

     Section 15(f) of the Investment Company Act provides that an investment adviser (such as AGAM or New AGIM) to a registered investment company, and the affiliates of such adviser, may receive any amount or benefit in connection with a sale of any interest in such investment adviser which results in an assignment of an investment advisory contract if the following two conditions are satisfied: (1) for a period of three years after such assignment, at least 75% of the board of directors of the investment company are not "interested persons" (within the meaning of Section 2(a)(19) of the Investment Company Act) of the new investment adviser or its predecessor; and (2) no "unfair burden" (as defined in the Investment Company Act) may be imposed on the investment company as a result of the assignment or any express or implied terms, conditions or understandings applicable thereto. Consistent with the first condition of
Section 15(f), AIG advised the NAF Board that for a period of three years after the Merger, it will not take or recommend any action that would cause more than 25% of the NAF Board (or SunAmerica Board) to be interested persons of SAAMCo, AGAM or New AGIM. With respect to the second condition of Section 15(f), an "unfair burden" on an investment company is defined in the Investment Company Act to include any arrangement during the two-year period after any such transaction occurs whereby the investment adviser or its predecessor or successor, or any interested person of such adviser, predecessor or successor, receives or is entitled to receive any compensation of two types, either directly or indirectly. The first type is compensation from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company, other than bona fide ordinary compensation as principal underwriter for such company. The second type is compensation from the investment company or its security holders for other than bona fide investment advisory or other services. AIG advised the NAF Board that it will not take or recommend any action that would constitute an unfair burden on North American Funds (or the Acquiring Funds) within the meaning of Section 15(f).

                                Proposal No. 1(a)

                        NEW INVESTMENT ADVISORY AGREEMENT

Description of the New Investment Advisory Agreement

     As a proposal separate from the proposal to approve the New Subadvisory Agreement and a Reorganization, shareholders of each Acquired Fund are being asked to approve the New Investment Advisory Agreement with AGAM to cover the period subsequent to the shareholder approval and prior to consummation of the Reorganization (which is currently anticipated to occur during the fourth calendar quarter of 2001). The terms of the New Investment Advisory Agreement are the same in all material respects as those of the Previous Investment Advisory Agreement. The New Investment Advisory Agreement differs from the Previous Investment Advisory Agreement only with respect to the effective date. The Previous Investment Advisory Agreement is dated June 1, 2000 and was last approved by the shareholders of the Acquired Funds at a meeting held on the same date in connection with its initial approval. A description of the New Investment Advisory Agreement and the services to be provided by AGAM is set forth below. This description is qualified in its entirety by reference to the form of the New Investment Advisory Agreement attached to this Proxy Statement and Prospectus as Exhibit IA.

          As compensation for its services under the New Investment Advisory Agreement, the Acquired Funds will pay to AGAM the same fee, as a percentage of average daily net assets, that was payable to AGAM under the Previous Investment Advisory-Agreement. Such fee will be payable monthly and accrued daily. See "Summary -- The Funds -- All Funds -- Management Arrangement" for a description of the fee payable to AGAM under the Previous Investment Advisory Agreement. AGAM has agreed, until February 28, 2002, to reduce fees payable to it by, or reimburse expenses to, the Acquired Funds. See "Summary -- Fee Tables" or "Proposals Nos. 2(a) - (b): Approval of the Plans -- The Reorganizations -- NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations."

     For the fiscal year ended to October 31, 2000, North American Funds paid total advisory fees to AGAM of $7,339,733. Of such amount, $56,326 and $8,044 (for the period July 7, 2000 to October 31, 2000) were attributable to the NAF Money Market Fund and the NAF Municipal Money Market Fund, respectively. From November 1, 1999 to July 7, 2000, the Variable Annuity Life Insurance Company ("VALIC"), an affiliate of AGAM served as investment adviser to the NAF Municipal Money Market Fund. During this period, North American Funds paid total advisory fees to VALIC of $540,574. Of this amount, $24,903 was attributable to the NAF Municipal Money Market Fund. These amounts do not reflect certain fee waivers and expense reimbursements for which the Acquired Funds were reimbursed.

          The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the New Investment Advisory Agreement. If the New Investment Advisory Agreement is not approved by shareholders of an Acquired Fund, the NAF Board will determine the appropriate actions in the best interests of shareholders to be taken with respect to such Acquired Fund's advisory arrangements at that time.

Additional Information About AGAM

     General
     -------

     CypressTree Investments, Inc. ("CypressTree") and its affiliates were formed in 1996 to acquire, advise and distribute mutual funds through broker-dealers and other intermediaries. CypressTree Asset Management Corporation, Inc. ("CAM") was CypressTree's wholly owned advisory subsidiary and CypressTree Funds Distributors, Inc. ("CFD") was CypressTree's wholly owned distribution subsidiary. On March 10, 2000, CypressTree sold substantially all of its assets, including all of the stock of CAM and CFD, to American General. Thereafter, CAM was renamed American General Asset Management Corp. and CFD was renamed American General Funds Distributors, Inc. Pursuant to the Previous Investment Advisory Agreement, AGAM oversaw the administration of all aspects of the business and affairs of the Acquired Funds, and selected, contracted with and compensated subadvisers to manage the assets of the Acquired Funds. AGAM has continued to perform these functions under the Interim Investment Advisory Agreement since the completion of the Merger.

     AGAM is located at 286 Congress Street, Boston, Massachusetts 02210. Prior to the Merger, AGAM and AGIM were wholly owned by American General, which is located at 2929 Allen Parkway, Houston, Texas 77019. As a result of the Merger, American General is wholly owned by AIG. The principal address of AIG is 70 Pine Street, New York, New York 10270.

     The directors and principal executive officer of AGAM, their business addresses, position(s) with AGAM and a description of their principal occupations are set forth below.

---------------------------------------------------------------------------------------------------------
     Name and Address                        Position with AGAM and Principal Occupation(s)
     ----------------                        ----------------------------------------------
---------------------------------------------------------------------------------------------------------
Alice T. Kane                            Chief Executive Officer, President and Chairman of the Board of
1390 Park Avenue                         Directors; Executive Vice President, American General Fund
New York, NY 10022                       Group; Executive Vice President, the Variable Annuity Life
                                         Insurance Company and American General Annuity Insurance
                                         Company.  Ms. Kane also serves as the Chairman of the Board,
                                         Trustee and President of North American Funds.

---------------------------------------------------------------------------------------------------------
John A. Graf                             Director; Senior Vice Chairman, Asset Accumulated American
2929 Allen Parkway                       General.
Houston, TX  77019

---------------------------------------------------------------------------------------------------------
Kent E. Barrett                          Director and Treasurer; Senior Vice President and General
2929 Allen Parkway                       Auditor, American General.
Houston, TX  77019
---------------------------------------------------------------------------------------------------------

     In addition, the following officers of North American Funds also are employees of AGAM:

     Thomas J. Brown, Treasurer and Vice President of North American Funds and Chief Financial Officer and Chief Administrative Officer of AGAM.

     John I. Fitzgerald, Secretary and Vice President of North American Funds and Assistant Secretary and Counsel of AGAM.

     John N. Packs, Vice President of North American Funds and Director of Research of AGAM.

     Additional Payments to AGAM and its affiliates by Acquired Funds
     ----------------------------------------------------------------

     The Previous Investment Advisory Agreement provided for reimbursement to AGAM for various expenses related to financial, accounting and administrative services provided to the Acquired Funds. For the fiscal year ended October 31, 2000, North American Funds paid in the aggregate $1,387,842 to AGAM for such services. Of such amount, $41,454 and $2,388 were attributable to the NAF Money Market Fund and the NAF Municipal Money Market Fund, respectively. From November 1, 1999 to July 7, 2000, VALIC, an affiliate of AGAM, provided accounting services for the NAF Municipal Money Market Fund under an Accounting Services Agreement. For this period, North American Funds paid VALIC $27,375 for these services. Of such amount, $1,494 was attributable to the NAF Municipal Money Market Fund.

     For the fiscal year ended October 31, 2000, the Acquired Funds did not pay any fee to AGAM under the NAF Services Agreement (as defined below).

     For the fiscal year ended October 31, 2000, the Acquired Funds paid the NAF Distributor the following distribution and service fees:

                                                        Distribution and Service Fees
                                           -------------------------------------------------------
                                                Class A            Class B            Class C
                                           -----------------  -----------------  -----------------
NAF Money Market Fund                             $  0             $    0                 $0
NAF Municipal Money Market Fund                    656              1,452                  0

     [From November 1, 1999 to July 7, 2000, VALIC paid an affiliate of North American Funds' distributors distribution and service fees in the amount of $7,465 (Class A) and $20,404 (Class B) of the NAF Municipal Money Market Fund.]

     For the fiscal year ended October 31, 2000, the Acquired Funds did not pay brokerage commissions to any affiliated brokers.

                               PROPOSAL NO. 1(b)

                          THE NEW SUBADVISORY AGREEMENT

Description of the New Subadvisory Agreement

     As a proposal separate from the proposal to approve the New Investment Advisory Agreement and a Reorganization, shareholders of each Acquired Fund are being asked to approve the New Subadvisory Agreement between AGAM and New AGIM to ensure that the Acquired Funds receive subadvisory services during the period prior to consummation of the Reorganization. The terms of the New Subadvisory Agreement are the same in all material respects as those of the Previous Subadvisory Agreement. The New Subadvisory Agreement differs from the Previous Subadvisory Agreement only with respect to the effective date and the potential for the subadvisory services to be rendered by an affiliate through New AGIM. The Previous Subadvisory Agreement is dated June 1, 2000 and was last approved by the shareholders of the Acquired Funds at a meeting held on the same date in connection with its initial approval. A description of the New Subadvisory Agreement and the services to be provided by New AGIM is set forth below. This description is qualified in its entirety by reference to the form of the New Subadvisory Agreement attached to this Proxy Statement and Prospectus as Exhibit IB.

      Under the terms of the New Subadvisory Agreement between AGAM and New AGIM, New AGIM will manage the investment and reinvestment of the assets of each Acquired Fund, subject to the supervision of the NAF Board. New AGIM will formulate a continuous investment program for each Acquired Fund consistent with its investment objectives and policies. New AGIM will also implement such programs by purchases and sales of securities and will regularly report to AGAM and the NAF Board with respect to their implementation.

     As compensation for its services under the New Subadvisory Agreement, New AGIM will receive a fee, as a percentage of average daily net assets, payable monthly and accrued daily as set forth in the table below. This fee is payable by AGAM at no additional cost to Acquired Fund shareholders.

-------------------------------------------------------------------------------------------------------------------------
Acquired Fund:                                                                      Subadvisory Fee:
-------------------------------------------------------------------------------------------------------------------------
                                              First $50 Million     Between $50 Million    Between $200      Excess Over
                                                                      and $200 Million      Million and     $500 Million
                                                                                           $500 Million
-------------------------------------------------------------------------------------------------------------------------
NAF Money Market Fund                                0.075%                0.075%             0.075%            0.020%
-------------------------------------------------------------------------------------------------------------------------
NAF Municipal Money Market Fund                      0.250%                0.250%             0.200%            0.150%
-------------------------------------------------------------------------------------------------------------------------

     For the fiscal year ended October 31, 2000, AGAM paid total subadvisory fees to AGIM of $3,194,477. Of such amount, $21,204 and $5,873 (for the period July 7, 2000 to October 31, 2000) were attributable to the NAF Money Market Fund and the NAF Municipal Money Market Fund, respectively. From November 1, 1999 to July 7, 2000, VALIC, an affiliate of AGAM, served as investment adviser to the NAF Municipal Money Market Fund. During this period, VALIC paid total subadvisory fees of $276,034. Of such amount, $12,451 was attributable to the NAF Municipal Money Market Fund.

          The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the New Subadvisory Agreement. If the New Subadvisory Agreement is not approved by shareholders of an Acquired Fund, the NAF Board will determine the appropriate actions to be taken with respect to such Acquired Fund's subadvisory arrangements at that time.

Additional Information About AGIM

     AGIM has been the subadviser to the NAF Money Market Fund since March 2000, and the NAF Municipal Money Market Fund since its inception. AGIM was formed in 1998 as a successor to the investment management division of American General. Pursuant to the Previous Subadvisory Agreement, AGIM managed the investment and reinvestment of the assets of each Acquired Fund subject to the supervision of the NAF Board. AGIM has continued to perform these functions under the Interim Subadvisory Agreement since the completion of the Merger.

     AGIM is located at 2929 Allen Parkway, Houston, Texas 77019. The directors and principal executive officer of AGIM, their position(s) with AGIM and a description of their principal occupations are set forth below. Unless otherwise indicated, the business address of each is 2929 Allen Parkway, Houston, Texas 77019. [Principal occupations to come].

------------------------------------------------------------------------------------------------------------------
                Name and Address                         Position with AGIM and Principal Occupation(s)
                ----------------                         ----------------------------------------------
------------------------------------------------------------------------------------------------------------------
Richard W. Scott                                         Director, President and Chief Executive Officer
------------------------------------------------------------------------------------------------------------------
Albert Gutierrez                                         Director and Executive Vice President (since April 2000);
                                                         Prior to working at AGIM, Mr. Gutierrez was
                                                         Senior Vice President responsible for non-equity
                                                         research, trading and various insurance company
                                                         portfolios with Conseco Capital Management from
                                                         1987 to 2000.
------------------------------------------------------------------------------------------------------------------

                PROPOSALS NOS. 2(a) - (b):  APPROVAL OF THE PLANS

                             COMPARISON OF THE FUNDS

Directors and Officers

     SunAmerica Money Market Funds, Inc. is governed by the SunAmerica Board which currently consists of five individuals, four of whom are SunAmerica Independent Directors.

     The SunAmerica Board is responsible for the overall supervision of SunAmerica Money Market Funds, Inc. and performs various duties imposed on directors of investment companies by the Investment Company Act and under SunAmerica Money Market Funds, Inc.'s Articles of Incorporation. Directors and officers of SunAmerica Money Market Funds, Inc. are also directors and officers of some or all of the other investment companies managed, administered or advised by SAAMCo, and distributed by SACS and other affiliates. The SunAmerica Board elects the Acquiring Funds' officers. See "Directors and Officers" in the Acquiring Funds Statement.

     The following table lists the Directors and executive officers of SunAmerica Money Market Funds, Inc., their ages and principal occupations during the past five years. The business address of each Director and executive officer is The SunAmerica Center, 733 Third Avenue, New York, New York 10017- 3204. For the purposes of this Proxy Statement and Prospectus, the SunAmerica Mutual Funds ("SAMF") consist of SunAmerica Money Market Funds, Inc., SunAmerica Income Funds, SunAmerica Equity Funds, SunAmerica Style Select Series, Inc. and SunAmerica Strategic Investment Series, Inc. An asterisk indicates that the Director is an interested person of the SunAmerica Money Market Funds, Inc. within the meaning of Section 2(a)(19) of the Investment Company Act.

----------------------------------------------------------------------------------------------------------------------
      Name, Age and Address                 Position                            Principal Occupations
                                         with the Fund                           During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
S. James Coppersmith, 68            Director                   Retired; formerly, President and General Manager,
                                                               WCVB-TV, a division of the Hearst Corp. (1982 to
                                                               1994); Director/Trustee of SAMF and Anchor Series
                                                               Trust ("AST")
----------------------------------------------------------------------------------------------------------------------
Samuel M. Eisenstat, 60             Chairman of the Board      Attorney, solo practitioner; Chairman of the Boards of
                                                               Directors/Trustees of SAMF and AST.
----------------------------------------------------------------------------------------------------------------------
Stephen J. Gutman, 58               Director                   Partner and Managing Member of B.B. Associates LLC
                                                               (menswear specialty retailing and other activities)
                                                               since June 1988; Director/Trustee of SAMF and AST.
----------------------------------------------------------------------------------------------------------------------
Peter A. Harbeck*, 47               Director and President     Director and President, SAAMCo, since August 1995;
                                                               Director, AIG Asset Management International, Inc.
                                                               ("AIGAMI") since February 2000; Managing Director,
                                                               John McStay Investment Counsel, L.P. ("JMIC") since
                                                               June 1999; Director, SACS, since August 1993; Director
                                                               and President, SunAmerica Fund Services, Inc.
                                                               ("SAFS"), since May 1988; President, SAMF and AST.
----------------------------------------------------------------------------------------------------------------------
Sebastiano Sterpa, 72               Director                   Founder and Chairman of the Board of the Sterpa Group
                                                               (real estate) since 1962; Director, Real Estate
                                                               Business Service and Countrywide Financial;
                                                               Director/Trustee of SAMF.
----------------------------------------------------------------------------------------------------------------------
J. Steven Neamtz, 42                Vice President             Executive Vice President, SAAMCo since April 1996;
                                                               Director and Chairman of the Board, AIGAMI, since
                                                               February 2000; Vice President, SAMF, since November
                                                               1999; Director and President, SACS, since April 1996.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Peter C. Sutton, 36                 Treasurer                  Senior Vice President, SAAMCo since April 1997; Vice
                                                               President, AIGAMI, since February 2000; Treasurer and
                                                               Controller of Seasons Series Trust ("Seasons"),
                                                               SunAmerica Series Trust ("SAST") and Anchor Pathway
                                                               Fund ("APF") since February 2000; Treasurer of SAMF
                                                               and AST since February 1996; Vice President of SAST
                                                               and APF since 1994; formerly Assistant Treasurer of
                                                               SAST and APF from 1994 to February 2000; Vice
                                                               President, Seasons, since April 1997; formerly Vice
                                                               President, SAAMCO, from 1994 to 1997.
----------------------------------------------------------------------------------------------------------------------
Robert M. Zakem, 43                 Secretary and Chief        Senior Vice President and General Counsel, SAAMCo,
The SunAmerica Center               Compliance Officer         since April 1993; Vice President, General Counsel and
733 Third Avenue                                               Assistant Secretary, AIGAMI, since February 2000;
New York, NY  10017-3204                                       Executive Vice President, General Counsel and
                                                               Director, SACS, since August 1993; Vice President,
                                                               General Counsel and Assistant Secretary, SAFS, since
                                                               January 1994; Vice President, SAST, APF and Seasons;
                                                               Assistant Secretary, SAST and APF, since September 1993;
                                                               Assistant Secretary, Seasons, since April 1997.
----------------------------------------------------------------------------------------------------------------------

     At a meeting of the SunAmerica Board held on August 22, 2001, the SunAmerica Board elected Dr. Judith L. Craven and William F. Devin to the SunAmerica Board, effective on or about November 9, 2001. Dr. Craven and Mr. Devin are currently members of the NAF Board. Dr. Craven and Mr. Devin would join the SunAmerica Board as SunAmerica Independent Directors and as members of the Audit and Nominating Committees.

     The following table lists the ages, business addresses and principal occupations during the past five years of Dr. Craven and Mr. Devin.

---------------------------------------------------------------------------------------------
Dr. Judith L. Craven, 55                 Retired Administrator.  Trustee, North American
3212 Ewing Street                        Funds Variable Product Series II, 15 investment
Houston, TX  77004                       portfolios (November 1998 to present); Director,
                                         North American Funds Variable Product Series I,
                                         21 investment portfolios (August 1998 to
                                         present); Director, USLIFE Income Fund, Inc.
                                         (November 1998 to present); Director, Compaq
                                         Computer Corporation (1992 to present);
                                         Director, A.G. Belo Corporation, a media company
                                         (1992 to present); Director, Sysco Corporation,
                                         a food marketing and distribution company (1996
                                         to present); Director, Luby's, Inc., a
                                         restaurant chain (1998 to present); Director,
                                         University of Texas Board of Regents (May 2001
                                         to present). Formerly, Director, CypressTree
                                         Senior Floating Rate Fund, Inc. (June 2000 to
                                         May 2001); Formerly, President, United Way of
                                         the Texas Gulf Coast, a not for profit
                                         organization (1992-1998); Formerly, Director,
                                         Houston Branch of the Federal Reserve Bank of
                                         Dallas (1992-2000); Formerly, Board Member,
                                         Sisters of Charity of the Incarnate Word
                                         (1996-1999).

---------------------------------------------------------------------------------------------
William F. Devin, 63                     Member of the Board of Governors, Boston Stock
44 Woodland Road                         Exchange (1985 to present); Formerly, Executive
Braintree, MA  02184                     Vice President, Fidelity Capital Markets, a
                                         division of National Financial Services Corporation
                                         (1966-1996); Formerly, Director, CypressTree Senior
                                         Floating Rate Fund, Inc. (October 1997 to May 2001).

---------------------------------------------------------------------------------------------

     SunAmerica Money Market Funds, Inc. pays each SunAmerica Independent Director annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the SunAmerica Board. Specifically, each SunAmerica Independent Director received a pro rata portion (based upon the SunAmerica Money Market Funds, Inc.'s net assets) of an aggregate of $40,000 in annual compensation for acting as director or trustee to SAMF. In addition, each SunAmerica Independent Director received $20,000, in annual compensation for acting as trustee to AST. Beginning January 1, 2001 each SunAmerica Independent Director of the retail funds in SAMF receives an additional $2,500 per quarterly meeting. In addition, Mr. Eisenstat receives an aggregate of $2,000 in annual compensation for serving as Chairman of the boards of the retail funds in SAMF. Officers of SunAmerica Money Market Funds, Inc. receive no direct remuneration in such capacity from SunAmerica Money Market Funds, Inc. or any of the Acquiring Funds.

     In addition, each SunAmerica Independent Director also serves on the Audit Committee of the SunAmerica Board. The Audit Committee is charged with recommending to the full SunAmerica Board the engagement or discharge of SunAmerica Money Market Funds, Inc.'s independent accountants; directing investigations into matters within the scope of the independent accountant's duties; reviewing with the independent accountants the audit plan and results of the audit; approving professional services provided by the independent accountants and other accounting firms; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and preparing and submitting Committee minutes to the full SunAmerica Board. Each member of the Audit Committee receives an aggregate of $5,000 in annual compensation for serving on the Audit Committee of SAMF and AST. With respect to SunAmerica Money Market Funds, Inc., each member of the Committee receives a pro rata portion of the $5,000 annual compensation, based on the relative net assets of SunAmerica Money Market Funds, Inc. SunAmerica Money Market Funds, Inc. also has a Nominating Committee, comprised solely of SunAmerica Independent Directors, which recommends to the SunAmerica Board those persons to be nominated for election as Directors by shareholders and selects and proposes nominees for election by Directors between shareholders' meetings. Members of the Nominating Committee serve without compensation.

     The Directors (and Trustees) of SAMF and AST have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the SunAmerica Independent Directors. The Retirement Plan provides generally that if a SunAmerica Independent Director has at least 10 years of consecutive service as a disinterested Director of any SAMF or AST (an "Eligible Director") retires after reaching age 60 but before age 70 or dies while a Director, such person will be eligible to receive a retirement or death benefit from each SAMF with respect to which he or she is an Eligible Director. With respect to Sebastiano Sterpa, the SunAmerica Independent Directors have determined to make an exception to existing policy and allow Mr. Sterpa to remain on the SunAmerica Board past age 70, until he has served for ten years. Mr. Sterpa will cease accruing retirement benefits upon reaching age 70, although such benefits will continue to accrue interest as provided for in the Retirement Plan. As of each birthday, prior to the 70th birthday, each Eligible Director will be credited with an amount equal to (i) 50% of his or her regular fees (excluding committee fees) for services as a disinterested Director of each SAMF for the calendar year in which such birthday occurs, plus (ii) 8.5% of any amounts credited under clause (i) during prior years. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments.

     The following table sets forth information summarizing the aggregate compensation of each SunAmerica Independent Director for his services as a member of the SunAmerica Board for the fiscal year ended December 31, 2000, except as otherwise indicated. Neither the Directors who are interested persons of SunAmerica Money Market Funds, Inc. nor any officers of SunAmerica Money Market Funds, Inc. receive any compensation.

-------------------------------------------------------------------------------------------------------------------------
                                                          Pension or
                                     Aggregate            Retirement          Estimated Annual       Total Compensation
                                 Compensation from     Benefits Accrued         Benefits Upon        From Registrant and
Trustee                              Registrant         as Part of Fund          Retirement*        Fund Complex Paid to
                                                           Expenses                                      Directors**
-------------------------------------------------------------------------------------------------------------------------
S. James Coppersmith                    $6,369              $48,944                 $29,670                $67,500
-------------------------------------------------------------------------------------------------------------------------
Samuel M. Eisenstat                     $6,716              $42,950                 $46,083                $71,500
-------------------------------------------------------------------------------------------------------------------------
Stephen J. Gutman                       $6,369              $44,441                 $60,912                $67,500
-------------------------------------------------------------------------------------------------------------------------
Sebastiano Sterpa***                    $6,588              $ 9,295                 $ 7,900                $45,833
-------------------------------------------------------------------------------------------------------------------------

     * Assuming participant elects to receive benefits in 15 yearly installments.
     ** Information is as of March 31, 2001 for the five investment companies in the complex that pay fees to these directors/trustees. The complex consists of SAMF and AST.
     ***  Mr. Sterpa is not a trustee of AST.

Management Arrangements

     Comparison of Management and Administrative Arrangements and Fees
     -----------------------------------------------------------------


     AGAM serves as the investment adviser for the Acquired Funds and SAAMCo serves as the investment adviser for the Acquiring Funds. Each of AGAM and SAAMCo is responsible for the management of the investment portfolio of each Acquired Fund and Acquiring Fund, respectively, and for providing certain administrative services to such Fund.

     AGAM was organized as a Delaware corporation in 1996 and is located at 286 Congress Street, Boston, Massachusetts, 02210. Prior to the Merger, AGAM and the NAF Distributor were both wholly owned subsidiaries of American General. Prior to the Merger, American General was one of the nation's largest diversified financial services organizations with assets of approximately $128 billion and market capitalization of $23 billion at June 30, 2001. AGAM is now a subsidiary of AIG.

     SAAMCo was organized as a Delaware corporation in 1982 and is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204. SAAMCo is a wholly owned subsidiary of SunAmerica Inc., which in turn is a wholly owned subsidiary of AIG. AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG's primary activities include both general and life insurance operations. Other significant activities include financial services and asset management. As of June 30, 2001, SAAMCo managed, advised and/or administered more than $28.5 billion of assets.

     Comparison of the NAF Investment Advisory Agreement and SunAmerica Investment Advisory Agreement. The SunAmerica Investment Advisory Agreement is similar to the NAF Investment Advisory Agreement, except for certain matters, including the advisory fees, the effective dates and the identity of the adviser.

     The advisory fees payable by the Acquired Funds to AGAM are discussed above under "Proposal No. 1(a): New Investment Advisory Agreement -- Description of the New Investment Advisory Agreement." The advisory fees payable by the Acquiring Funds to SAAMCo are discussed above under "Summary -- The Funds -- Comparison of the Funds -- All Funds -- Management Arrangements."

     The effective advisory fees payable by the SunAmerica Money Market Fund under the SunAmerica Investment Advisory Agreement are at a higher annual rate than the effective advisory fees payable by the NAF Money Market Fund under the NAF Investment Advisory Agreement. The effective advisory fees payable by the SunAmerica Municipal Money Market Fund under the SunAmerica Investment Advisory Agreement are at the same annual rate as the effective advisory fees payable by the NAF Municipal Money Market Fund under the NAF Investment Advisory Agreement. See "Proposals Nos. 2(a) - (b): Approval of the Plans -- The Reorganizations -- NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations."

     The effective advisory fee rate payable by the Money Market Combined Fund after consummation of the Money Market Reorganization will be higher than the advisory fee rates payable by the NAF Money Market Fund. The advisory fee rate payable by the Municipal Money Market Combined Fund after consummation of the Municipal Money Market Reorganization will be the same as the advisory fee rates payable by the NAF Municipal Money Market Fund. The pro forma effective fee rate of each Combined Fund, as a percentage of average daily net assets, after taking into account the completion of the Reorganizations is shown above under "Summary -- The Funds -- Comparison of the Funds -- All Funds -- Management Arrangement."

     In addition, the SunAmerica Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of SAAMCo's (and its affiliates') obligations or duties thereunder ("disabling conduct"), SAAMCo is not subject to liability to an Acquiring Fund (or to any shareholder thereof) for any act or omission in the course of rendering services to such Acquiring Fund (except to the extent specified in the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services). The SunAmerica Investment Advisory Agreement also provides that except for such disabling conduct, an Acquiring Fund will indemnify SAAMCo (and its affiliates) from any liability arising from SAAMCo's conduct under the SunAmerica Investment Advisory Agreement. The NAF Investment Advisory Agreement does not contain similar provisions.

     Both the NAF Investment Advisory Agreement and the SunAmerica Investment Advisory Agreement provide that the adviser may, at its own cost and expense and subject to the requirements of the Investment Company Act retain one or more subadvisers to manage all or a portion of the investment portfolio of an Acquired Fund or Acquiring Fund, respectively. See "-- Comparsion of Subadvisory Arrangements" below. SAAMCo has appointed New AGIM to serve as Subadviser to the SunAmerica Municipal Money Market Fund.

     Comparison of Subadvisory Arrangements. New AGIM serves as Subadviser of each Acquired Fund, and will serve as Subadviser to the Municipal Money Market Combined Fund. See "Proposal No. 1(b): The New

Subadvisory Agreement -- Description of the New Subadvisory Agreement" for further discussion regarding these arrangements.

     Under the terms of each of the Subadvisory Agreements between AGAM and New AGIM (the "Subadvisory Agreements"), for the respective Acquired Fund, the Subadviser manages the investment and reinvestment of the assets of such Acquired Fund, subject to the supervision of the NAF Board. The Subadviser formulates a continuous investment program for such Acquired Fund consistent with its investment objectives and policies. The Subadviser implements such programs by purchases and sales of securities and regularly reports to AGAM and the NAF Board with respect to their implementation.

     As compensation for its services, New AGIM receives fees from AGAM computed separately for each Acquired Fund. Such fees are paid out of AGAM's advisory fee at no additional cost to the Acquired Funds or their shareholders. Absent any applicable fee waivers, the fee rate that AGAM is obligated to pay to AGIM under its respective Subadvisory Agreement as follows: for the NAF Money Market Fund, AGAM pays AGIM a fee at the rate of 0.075% up to $500 million and 0.020% on the excess over $500 million; for the NAF Municipal Money Market Fund, AGAM pays AGIM a fee at the rate of 0.250% on the first $200 million, 0.200% between $200 million and $500 million and 0.150% on the excess over $500 million.

     For the fiscal year ended October 31, 2000, AGAM paid total subadvisory fees of $3,194,477. Of such amount, $21,204 and $5,873 (for the period July 7, 2000 to October 31,2000) were attributable to the NAF Money Market Fund and the NAF Municipal Money Market Fund, respectively. From November 1, 1999 to July 7, 2000, VALIC, an affiliate of AGAM, served as investment adviser to the NAF Municipal Money Market Fund. During this period, VALIC paid total subadvisory fees of $276,034. Of such amount, $12,451 was attributable to the NAF Municipal Money Market Fund.

     After the Reorganization, New AGIM will serve as the Subadviser to the Municipal Money Market Combined Fund pursuant to the SunAmerica Subadvisory Agreement. The terms of the NAF Subadvisory Agreement and the SunAmerica Subadvisory Agreement are the same in all material respects, including subadvisory fee rates.

     Under the terms of the SunAmerica Subadvisory Agreement between SAAMCO and New AGIM, New AGIM will manage the investment and reinvestment of the assets of the Municipal Money Market Combined Fund, subject to the supervision of the SunAmerica Board. New AGIM will formulate a continuous investment program for such Acquired Fund consistent with its investment objectives and policies. New AGIM will implement such programs by purchases and sales of securities and will regularly report to SAAMCo and the SunAmerica Board with respect to their implementation.

     The SunAmerica Subadvisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of New AGIM's (and its affiliates') obligations or duties thereunder ("disabling conduct"), New AGIM is not subject to liability to the Municipal Money Market Combined Fund (or to any shareholder thereof) for any act or omission in the course of rendering services to the Municipal Money Market Combined Fund (except to the extent specified in the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services). The SunAmerica Subadvisory Agreement also provides that except for such disabling conduct, New AGIM will indemnify SAAMCo (and its affiliates) from any liability arising from New AGIM's conduct under the SunAmerica Subadvisory Agreement. With respect to the indemnification the NAF Subadvisory Agreement does not contain a similar provision.

Distribution and Shareholder Servicing Arrangements

     Distributor
     -----------

     American General Funds Distributors, Inc. (previously defined as "AGFD" or the "NAF Distributor"), an affiliate of AGAM, acts as the principal distributor of the shares of the Acquired Funds. SunAmerica Capital

Services, Inc. (previously defined as "SACS" or the "SunAmerica Distributor"), an affiliate of SAAMCo, acts as the distributor of the shares of the Acquiring Funds. As compensation for their respective services, AGFD and SACS receive the initial and deferred sales charges in respect of the Acquired Funds and Acquiring Funds, respectively. In addition, AGFD and SACS receive fees under each respective Acquired Fund's and Acquiring Fund's plan pursuant to Rule 12b-1 under the Investment Company Act. The address of the NAF Distributor is 286 Congress Street, Boston, Massachusetts 02210. The address of the SunAmerica Distributor is The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. After the consummation of the Reorganizations, the SunAmerica Distributor will continue to provide distribution services to each Combined Fund.

     Distribution and Service (12b-1) Fees
     -------------------------------------

     Neither of the Acquired Funds is not subject to a distribution plan under Rule 12b-1 under the Investment Company Act ("Rule 12b-1"), and Class A, Class B and Class C shares of each Acquired Fund are not subject to any distribution fees. Each of the Acquiring Funds has adopted a plan under Rule 12b-1 that allows it to pay distribution and other fees for the sale and distribution of its shares. Class A, Class B and Class II shares of each Acquiring Fund are subject to distribution and account maintenance and service fees pursuant to the applicable plan under Rule 12b-1. Each Money Money Market Fund has Class I shares that are not subject to a distribution plan. The table below sets forth the distribution and account maintenance and service fees for each of these classes.

           Acquired                                      Account Maintenance
          Fund Class              Distribution Fee       and Service Fee
          ----------              ----------------       ---------------
               A                         None                   None
               B                         None                   None
               C                         None                   None


           Acquired                                      Account Maintenance
          Fund Class              Distribution Fee       and Service Fee
          ----------              ----------------       ---------------
              A                          None                   0.15%
              B                          0.75%                  0.15%
              II                         0.75%                  0.15%

     Because these fees are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

     Shareholder Servicing Fees for Class I
     --------------------------------------

     The Acquired Funds have entered into a Services Agreement (the "NAF Services Agreement") with AGAM for the provision of recordkeeping and shareholder services to retirement and employee benefit plans and certain asset allocation funds of North American Funds that invest in Institutional Class I shares of the Acquired Funds. Under the NAF Services Agreement, as compensation for services rendered, AGAM receives a fee on Class I shares of each Acquired Fund equal to .25% of average net assets of such class. SACS will provide these services after the Reorganizations with respect to Class I shares of the Combined Funds for the same fee.

Other Service Agreements with Affiliates

     SAFS acts as a servicing agent assisting State Street in connection with certain services offered to the shareholders of each of the Acquiring Funds pursuant to the terms of a Service Agreement (the "SunAmerica Service Agreement"). Under the SunAmerica Service Agreement, as compensation for transfer agency services rendered, SAFS receives a fee from each Acquiring Fund, computed and payable monthly based upon an annual rate of .22% of average daily net assets of each Acquiring Fund. Upon completion of the Reorganization, SAFS will receive the same fees with respect to Class I shares of each Acquiring Fund. From this fee, SAFS pays a fee to State Street, and its affiliate, National Financial Data Services. In addition, pursuant to the Service Agreement, SAFS may receive reimbursement of its costs in providing shareholder services on behalf of the Acquiring Funds. SAFS is located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204.

Purchase, Exchange and Redemption of Shares

     The following chart highlights the purchase, redemption and exchange features of the Acquired Funds as compared to such features of the Acquiring Funds.

        Purchase, Redemption
       and Exchange Features                    Acquired Funds                          Acquiring Funds
       ---------------------                    --------------                          ---------------
Minimum initial investment            .  non-retirement accounts: $1,000       .  non-retirement accounts:  $1,000
                                      .  retirement accounts:  $50             .  retirement accounts:  $250
                                      .  automatic investment programs:  $50   .  dollar cost averaging: $500 to open

                                      Class B shares are available for
                                      purchases of $250,000 or less.
                                      Class C shares are available for
                                      purchases under $1 million.

                                      Institutional Class I shares are
                                      available for purchases of $1 million
                                      or more.

Minimum subsequent investments        $50                                      .  non-retirement account:  $100
                                                                               retirement account:  $25
                                                                               dollar cost averaging:  you must
                                                                               invest at least $25 per month

Initial Sales Charge                  Class A:  None                           Class  A:  None
(as a percentage of offering price)   Class B:  None                           Class B:  None
                                      Class C:  None                           Class II:  1.00% (d)
                                      Class I:  None                           Class I:  None (a)
                                      Purchases over $1 million are sold       Initial sales charge is waived for
                                      without an initial sales charge          certain investors

Deferred Sales Charge                 Class A:  None                              Class A:  None
                                      Class B:  None (b)
                                      Class C:  None (c)                          Class B:  Shares redeemed within 6
                                      Institutional Class I:  None                years are subject to a CDSC. (b)(c)

                                                                                  Class II: Shares redeemed within 18
                                                                                  months after purchase are subject to
                                                                                  a 1% CDSC. (c)

                                                                                  Class I:  None (a)

Purchases                             By mail (check), wire or through            By mail (check), wire or through a
                                      broker-dealers                              broker or financial advisor

Redemption                            Class A, Class B and Class C:  By           Class A, Class B and Class II: By
                                      mail, wire (if a minimum of $1,000),        mail, wire (any amount for requests
                                      telephone or through broker-dealers         by mail and less than $100,000 for
                                                                                  requests by telephone), telephone
                                      Institutional Class I:  contact the         (for amounts less than $100,000) or
                                      financial intermediary or other             through a broker or financial advisor
                                      organization from whom shares were
                                      purchased                                   Class I: Contact the financial
                                                                                  intermediary or other organization
                                                                                  from whom shares were purchased

Conversion                            Class B shares do not convert               Class B shares automatically convert
                                      into Class A shares at any time             into Class A shares approximately
                                                                                  eight years after purchase

Exchanges                             Class A shares of an Acquired Fund          Shares of an Acquiring Fund may be
                                      are subject to a sales charge upon          exchanged for shares of the same
                                      exchange.                                   class of any other fund distributed
                                                                                  by SACS without any sales charges.

                                      For Institutional Class I shares, all or part of an existing plan balance may be exchanged from one investment option to another if permitted by an employer retirement plan.

-----------------
(a) Although not currently offered by the SunAmerica Money Market Fund, Class I shares will be offered by the Money Market Combined Fund upon consummation of the Reorganization.
(b) Class B shares of the Acquired Funds are not subject to a CDSC. The CDSC schedule of Class B shares of the Acquiring Funds is set forth below:

                      CDSC on shares being sold
                      -------------------------
                                   ----------------------
Years after Purchase                   Acquiring Funds
--------------------                   ---------------
1st year                                    5.00%
2nd year                                    4.00%
3rd year                                    3.00%
4th year                                    3.00%
5th year                                    2.00%
6th year                                    1.00%
7th year and thereafter                     None

(c) Class B and Class C shares of an Acquired Fund are not subject to a CDSC and the respective Corresponding Shares received in the applicable Reorganization by shareholders of a Combined Fund who were shareholders of the respective Acquired Fund as of the date of the closing of such Reorganization will not be a subject to a CDSC either. Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. Future purchases of Class A, Class B or Class II shares of a Combined Fund will be subject to the CDSC schedule applicable to the Combined Fund. There is no CDSC on Combined Fund shares that are purchased through reinvestment of dividends. In the case of a partial redemption of Combined Fund shares, those shares in the shareholder's account that are not subject to a CDSC will be sold first. If there are not enough of these shares available, shares that have the lowest CDSC will be sold next.

    Class B shares of the Acquiring Funds, as well as other SunAmerica Mutual Funds, convert to Class A shares approximately eight years after issuance. The time that a shareholder holds shares of an Acquiring Fund will be taken into account in calculating the conversion period. Similarly, the time that a Class B or Class II shareholder holds shares of an Acquiring Fund will be taken into account when determining whether or not a CDSC will apply to a redemption. In contrast, the time that a shareholder holds Class B or C shares of an Acquired Fund does not count in determining the eight-year period for conversion of Class B shares to Class A, or in determining whether the applicable period for imposition of a CDSC has lapsed.

(d) While Class C shares of an Acquired Fund are not subject to a sales charge, Class II shares of an Acquiring Fund are subject to a 1.00% initial sales charge. However, unlike Class A shares of the Acquired Funds, which are subject to a sales charge upon an exchange, there are no sales charges imposed on exchanges among the SunAmerica Mutual Funds, including the Acquiring Funds.

     Dividend Distribution and Account Policies
     ------------------------------------------


     The following is a summary of the dividend distribution and account policies of each of the Funds and is qualified in its entirety by the more complete information contained in the Acquired Funds Prospectuses, Acquiring Funds Prospectuses, Acquired Funds Statement and Acquiring Funds Statement.

     Valuation of Fund Shares. The net asset value per share for each Fund and class is determined once daily as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) by dividing the net assets (the value of all assets less liabilities) of each class by the number of its shares outstanding. Investments for which market quotations are readily available are valued at their prices as of the close of regular trading on the New York Stock Exchange for the day. It is the intention of each Fund to maintain a net asset value per share of $1.00, although there can be no assurance that a Fund will be able to do so. In accordance with the rules and regulations of the Commission, each Fund intends to value its portfolio securities based upon their amortized cost. This entails initially valuing a security at its cost and thereafter assuming a constant amortization to maturity of any premium or discount regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by the amortized cost method, is higher or lower than the price the Fund would receive if it sold the instrument.

     Under Rule 2a-7 under the Investment Company Act, the valuation of each Fund's investments is based upon their amortized cost. This entails valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium or discount regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by the amortized cost method, is higher or lower than the price a Fund would receive if it sold the instrument. The purpose of this method of valuation is to facilitate the maintenance of a constant net asset value per share of $1.00. There can be no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share.

     Certain conditions must be met in connection with the application of the Commission's valuation rules to the Funds. These conditions include maintaining a dollar-weighted average portfolio maturity of 90 days or less, purchasing instruments having remaining maturities of 397 calendar days or less, and investing only in securities determined by the adviser under procedures adopted by each respective Board to present minimal credit risks and which are of high quality as determined in accordance with Rule 2a-7. See "Purchase, Redemption and Pricing -- Determination of Net Asset Value" in the Acquired Funds Statement and "Determination of Net Asset Value" in the Acquiring Funds Statement.

     Buy and Sell Prices. When you buy shares of a Fund, you pay the net asset value plus any applicable sales charges. When you sell shares of a Fund, you receive the net asset value minus any applicable CDSCs.

     Dividends. Each Acquired Fund declares income dividends daily and pay income dividends, if any, monthly. Each Acquired Fund also declares and pays capital gains, if any, [monthly]. Each Acquiring Fund declares income dividends daily and pays income dividends, if any, monthly. Dividends are paid on or about the fifteenth day of the month by the Acquiring Funds. Capital gains distributions, if any, are paid at least annually by the Acquiring Funds. See "Pricing of Fund Shares" in the Acquired Funds Prospectus and "Dividends, Distributions and Taxes -- Dividends and Distributions" in the Acquiring Funds Statement.

     Dividend Reinvestments. The policy relating to dividend reinvestments is substantially the same for all Funds. Unless cash payment is requested (and such payment is more than $10 in the case of the Acquiring Funds), all dividends and distributions, if any, will be reinvested. Alternatively, in the case of the Acquiring Funds, dividends and distributions may be reinvested in any fund distributed by SACS. See "Pricing of Fund Shares" in the Acquired Funds Prospectus and "Dividends, Distributions and Taxes -- Dividends and Distributions" in the Acquiring Funds Statement.

     Redemptions-in-kind. Each Acquired Fund reserves the right to pay redemption proceeds in whole or in part by a distribution "in kind" of securities held by the Acquired Fund, subject to the limitation that each Acquired Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Acquired Fund during any 90-day period for any one account. Subject to this same limitation, each Acquiring Fund also may pay redemption proceeds by a distribution "in kind" of securities held by the Acquiring Fund, if it determines that it would be detrimental to the best interests of the remaining shareholders of the Acquiring Fund to make payment of redemption proceeds wholly or partly in cash. See "Purchase Redemption and Pricing -- Redemption in Kind" in the Acquired Funds Statement and "Additional Information Regarding Redemption of Shares" in the Acquiring Funds Statement.

     Payment Following Redemption. Each Fund will normally send the proceeds from a redemption (less any applicable CDSC) on the next business day, but may delay payment for up to seven days. Payment may be delayed if the shares to be redeemed were purchased by a check that has not cleared. During periods of extreme volatility or market crisis, each Fund may temporarily suspend the right to redemption and may postpone the payment of proceeds, as allowed by the federal securities laws. See "Shareholder Account Information -- Transaction Policies" and "Additional Information Regarding Redemption of Shares" in the Acquiring Funds Prospectus and Acquiring Funds Statement, respectively, and "Section III: Investing in the North American Funds" and "Purchase, Redemption and Pricing -- Payment for the Shares Presented" in the Acquired Funds Prospectuses and Acquired Funds Statement, respectively.

     Programs that Reduce Sales Charges. Each of the Funds offers programs pursuant to which shareholders pay reduced sales charges. With respect to the Acquiring Funds, these programs are only applicable to purchases of Class A shares. Under the Rights of Accumulation program, a shareholder pays the sales charge applicable to the shareholder's total account balance in all classes of shares. Under a Letter of Intent (or statement of intention), a shareholder agrees to invest a certain amount over 13 months and will pay the sales charge based on the shareholder's goal. In addition, the Acquiring Funds also offer reduced sales charges for group purchases, pursuant to which members of qualified groups may purchase Class A shares of an Acquiring Fund under the Rights of Accumulation program described above. See "Section III: Investing in the North American Funds" in the Acquired Funds Prospectuses for more information regarding these programs.

     Reinstatement Privileges. Each of the Funds offer a reinstatement privilege. In the case of the Acquired Funds, if a shareholder redeems Class A shares (under $1 million) and reinvests within 90 days, the shareholder will not have to pay a sales charge. If a shareholder redeems Class A shares over $1 million, or Class B or Class C shares and pays a CDSC and then reinvests within 90 days, the shareholder's account will be credited the amount of the CDSC. In the case of the Acquiring Funds, a shareholder may redeem shares of an Acquiring Fund and within one year after the sale invest some or all of the proceeds in the same share class of the same Acquiring Fund without a sales charge. A shareholder may use the reinstatement privilege only one time after redeeming such shares. If a shareholder paid a CDSC on the redemption of his or her shares, the shareholder's account will be credited with the dollar amount of the CDSC at the time of redemption. See "Account Services" in the Acquired Funds Prospectus relating to Class A, Class B, and Class C shares and "Shareholder Account Information" in the Acquiring Funds Prospectus for more information regarding this privilege.

     Other Shareholder Services. Each of the Acquired Funds and Acquiring Funds offers other shareholder services which are similar, although not identical, such as automatic investment plans and systematic withdrawal plans. In addition, Anchor National Life Insurance Company offers an Asset Protection Plan to certain investors in the Acquiring Funds, which provides for benefits payable at death that relate to the amounts paid to purchase Acquiring Fund shares (and not subsequently redeemed prior to death) and to the value of Acquiring Fund shares held for the benefit of insured persons. Anchor National Life Insurance Company charges a premium for this coverage. For additional information regarding these additional shareholder services, see "Account Services" in the Acquired Funds Prospectuses and "Shareholder Account Information" and "Additional Information Regarding Purchase of Shares" in the Acquiring Funds Prospectus and Acquiring Funds Statement, respectively.

     Small Accounts. The Acquired Funds require that you maintain a minimum account balance of $500, or $50 for retirement plans and other automatic investing programs. The Acquiring Funds require that you maintain a minimum account balance of $500, or $250 for retirement plan accounts. If your account with an Acquiring Fund falls below the minimum requirement due to withdrawals, you may be asked to purchase more shares within 60 days. If you do not take action, the Acquiring Fund may close out your account and mail you the proceeds. Alternatively, you may be charged a $2.00 monthly charge to maintain your account with an Acquiring Fund. Your account with an Acquiring Fund will not be closed if its drop in value is due to performance of the Acquiring Fund or the effects of sales charges.

Performance

     General
     -------

     The following tables provide performance information for shares of the Funds for the periods indicated. Past performance is not indicative of future performance. The SunAmerica Municipal Money Market Fund has been recently created and has not yet commenced operations; consequently, it does not have an investment and performance record. After the reorganization, the Municipal Money Market Combined Fund, as the successor to the NAF Municipal Money Market Fund, will assume and publish the investment performance record of the NAF Municipal Money Market Fund. See "Peformance Information" in the NAF Municipal Money Market Fund's Statement for information about the NAF Municipal Money Market Fund's performance.

     Important information about the Acquiring Funds is also contained in management's discussion of each SunAmerica Money Market Fund's performance contained in the Annual Report to Shareholders of the Acquiring Funds for the year ended December 31, 2000, which accompanies this Proxy Statement and Prospectus.

     Average annual total return is determined separately for each Class in accordance with a formula specified by the Commission. Average annual total return is computed by finding the average annual compounded rates of return for the 1-, 5-, and 10-year periods or for the lesser included periods of effectiveness. The calculation assumes that:

     (a) The maximum sales load (i.e., either the front-end sales load or the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period) is deducted from the initial $1,000 purchase payment;
     (b)  All dividends and distributions are reinvested at net asset value; and
     (c) Complete redemption occurs at the end of the 1-, 5-, or 10-year periods or fractional portion thereof with all nonrecurring charges deducted accordingly.

                                                                Average Annual Total Returns
                                                               ----------------------------

                                                               (periods ended June 30, 2001)

                                     NAF Money Market Fund*                             SunAmerica Money Market Fund
                                     ----------------------                             ----------------------------
                                                                      Institutional
                        Class A         Class B         Class C          Class I       Class A         Class B          Class ii
                        -------         -------         -------          -------       -------         -------          --------
Year to Date**           2.27%           2.27%           2.27%            2.27%         2.08%           -3.31%           -0.31%
One year**               5.39%           5.39%           5.39%            5.39%         5.23%           -0.62%            2.35%
Three year**             5.05%           5.05%           5.05%            N/A           4.89%             3.0%            4.03%
Five year**              5.10%           5.10%           5.10%            N/A           4.85%            3.67%            N/A
Ten year**               4.65%           N/A             N/A              N/A           4.25%            N/A              N/A
Since Inception**        4.87%           5.12%           5.12%            5.35%         5.39%            3.80%            3.72%

                    (since 8/28/89) (since 4/1/94)   (since 4/1/94)  (since 7/10/00) (since 10/2/84) (since 9/24/93) (since 12/1/98)


----------------------
     * AGAM has waived certain fees in respect of the Acquired Funds. Absent such waivers, the returns for the Acquired Funds shown above would be lower.

    Yield Information. Yield is determined separately for classes of shares of a Fund in accordance with a standardized formula prescribed by the Commission and is not indicative of the amounts which were or will be paid to shareholders. The yield quoted in a Fund's advertisements is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the 7-day period. A hypothetical charge reflecting deductions for shareholder accounts is subtracted from the above net change and the difference is divided by the value of the account at the beginning of the 7-day period. The resulting figure is multiplied by 365 divided by seven and carried to the nearest one hundredth of one percent.

    Effective yield quoted in the Fund's advertisements is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the 7-day period. A hypothetical charge reflecting deductions from shareholder accounts is subtracted from the above net change and the difference is divided by the value of the account at the beginning of the 7-day period. The resulting figure is then compounded by adding one, raising the sum to a power equal to 365 divided by seven, and subtracting one. The following formula illustrates the effective yield computation.

          [((Base Period Return/365*7) + 1) /\(365/7)] - 1

    The following table sets forth the SunAmerica Money Market Fund's yield and effective yield for the Class A, Class B and Class II shares for the 7-day periods ended December 31, 2000.

                                         Class A                       Class B                       Class II
----------------------------------------------------------------------------------------------------------------------
Yield                                     5.73%                         4.97%                         4.91%
----------------------------------------------------------------------------------------------------------------------
Effective Yield                           5.89%                         5.09%                         5.03%
----------------------------------------------------------------------------------------------------------------------

    The following table sets forth the NAF Money Market Fund's yield and effective yield for the Class A, Class B and Class C shares for the 7-day periods ended October 31, 2000.

                                         Class A                       Class B                      Class II*
----------------------------------------------------------------------------------------------------------------------
Yield                                     5.92%                         5.91%                         5.92%
----------------------------------------------------------------------------------------------------------------------
Effective Yield                           6.10%                         6.08%                         6.10%
----------------------------------------------------------------------------------------------------------------------


    The following table sets forth the NAF Municipal Money Market Fund's yield and effective yield for the Class A, Class B and Class C shares for the 7-day periods ended October 31, 2000.

                                         Class A                       Class B                      Class II*
----------------------------------------------------------------------------------------------------------------------
Yield                                     1.96%                         1.96%                         1.96%
----------------------------------------------------------------------------------------------------------------------
Effective Yield                           1.98%                         1.98%                         1.98%
----------------------------------------------------------------------------------------------------------------------
Tax Equivalent Yield                      3.06%                         3.06%                         3.06%
----------------------------------------------------------------------------------------------------------------------


    Shareholder Rights


     Shareholder rights are the same in all of the Funds. Each full share and fractional share of a Fund entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and cast one vote per share on certain Fund matters, including the election of trustees or directors, changes in fundamental policies, or approval of changes in the Fund's investment advisory agreement. Corresponding Shares issued in the Reorganizations will be fully paid and nonassessable and will have no preemptive rights. In the event of the liquidation of a Fund, shareholders of such Fund are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

     The Funds are not required to hold annual meetings and do not intend to do so except when certain matters, such as a change in a Fund's fundamental policies, are to be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting if they wish, for the purpose of voting on the removal of any Fund trustee or director.

Tax Information

     The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See "Taxes" in the Acquired Funds Prospectuses and "Dividend, Distribution and Account Policies" in the Acquiring Funds Prospectus.

Portfolio Transactions

     The procedures for engaging in portfolio transactions are generally the same for the Acquired Funds and the Acquiring Funds. Each Acquired Funds' subadviser and SAAMCo may consider the nature and extent of research services provided when brokers are selected and may cause a Fund to pay such broker-dealer's commissions that exceed those that other broker-dealers may have charged, if in their view the commissions are reasonable in relation to the value of the brokerage and/or research services provided. For further discussion of these procedures, see "Portfolio Brokerage" in the Acquired Funds Statement and "Portfolio Transactions and Brokerage" in the Acquiring Funds Statement.

Portfolio Turnover

     None of the Funds has placed a limit on its portfolio turnover and portfolio changes are made when the Fund's investment adviser (or subadviser) believes they are advisable, usually without reference to the length of time that a security has been held.

Additional Information

     Independent Auditors
     --------------------

     Currently, _________________________ serves as the independent auditors of the NAF Money Market Fund and the Acquiring Funds. Currently, _______________ serves as the independent auditors of the NAF Municipal Money Market Fund. If the Reorganizations are completed, it is currently anticipated that ________________________ will serve as the independent auditors of the Combined Funds. The principal business address of _________________________ is ___________________________. The principal business address of
___________________________ is __________________________.

     Custodian
     ---------

     State Street acts as the custodian of the assets of the Acquired Funds and Acquiring Funds. If the Reorganizations are completed, it is currently anticipated that State Street will continue to serve as the custodian of the Combined Funds. The principal business address of State Street is 1776 Heritage Drive, North Quincy, Massachusetts 02171.

     Transfer Agent
     --------------

     Boston Financial Data Services, Inc., 66 Brooks Drive, Braintree, Massachusetts 02184 serves as the transfer agent with respect to each Acquired Fund. State Street, 1776 Heritage Drive, North Quincy, MA 02171 serves as the transfer agent with respect to each Acquiring Fund. Transfer agent functions are performed for State Street by National Financial Data Services, P.O. Box 219572, Kansas City, MO 64121-5972, an affiliate of State Street. Each transfer agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts for the respective Fund. If the Reorganizations are completed, it is currently anticipated that State Street will continue to serve as the transfer agent of the Combined Funds.

     Capital Stock
     -------------

     The NAF Money Market Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.001 per share, divided into four classes designated Class A, Class B, Class C and Institutional Class I. The NAF Municipal Money Market Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.001 per share, divided into three classes designated Class A, Class B and Class C. The SunAmerica Money Market Fund is authorized to issue 3,000,000,000 (three billion) shares of common stock, par value $.001 per share, divided into 1,000,000,000 (one billion) shares of Class A, 1,000,000,000 (one billion) shares of Class B, 500,000,000 (five hundred million) shares of Class II and 500,000,000 (five hundred million) shares of Class I. The SunAmerica Municipal Money Market Fund is authorized to issue 2,500,000,000 (two billion and five hundred million) shares of common stock, par value $.001 per share, divided into 1,000,000,000 (one billion) shares of Class A, 1,000,000,000 (one billion) shares of Class B, and 500,000,000 (five hundred million) shares of Class II. See "-- Shareholder Rights" above and "Capital Stock" in the Acquired Funds Statement and "Description of Shares" in the Acquiring Funds Statement for further discussion of the rights and preferences attributable to shares of each Acquired Fund and each Acquiring Fund, respectively. See "Summary -- Fee Tables" above and "Section II: Fees and Expenses" (in the case of Class A, Class B and Class C shares) in the Acquired Funds Prospectuses and "Fund Highlights -- What are the Fund's Expenses?" in the Acquiring Funds Prospectus for further discussion on the expenses attributable to shares of the Acquired Funds and the Acquiring Funds, respectively. See "-- Terms of the Plans -- Issuance and Distribution of Corresponding Shares" for a description of the classes of Corresponding Shares to be issued in the Reorganizations.

     The North American Funds is an entity of the type commonly known as a "Massachusetts business trust," while SunAmerica Money Market Funds, Inc. is organized as a corporation under Maryland law. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of North American Funds contains an express disclaimer of shareholder liability for acts or obligations of each Acquired Fund and provides for indemnification and reimbursement of expenses out of that Acquired Fund's property for any shareholder held personally liable for the obligations of that Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Acquired Funds themselves would be unable to meet their obligations. Given the above limitations on shareholder personal liability, and the nature of the Acquired Fund's assets and operations, the possibility that an Acquired Fund will be unable to meet its obligations is remote. North American Funds believes the risk of personal liability to shareholders is therefore remote. In contrast to the laws governing Massachusetts business trust as described above, there is no similar provision under Maryland law governing corporations providing for shareholder liability for obligations of the Fund.

     Shareholder Inquiries
     ---------------------

     Shareholder inquiries with respect to the Acquired Funds may be addressed to each Acquired Fund at 286 Congress Street, Boston, Massachusetts 02210 or by calling toll free 1-800-872-8037. Shareholder inquiries with respect to the Acquiring Funds may be addressed to each Acquiring Fund at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204 or by calling toll free 1-800-858-8850.

                               THE REORGANIZATIONS

General

     Under each Plan, the applicable Acquiring Fund will acquire substantially all of the assets, and assume substantially all of the liabilities, of the respective Acquired Fund solely in exchange for an equal aggregate value of Corresponding Shares of such Acquiring Fund. Upon receipt by an Acquired Fund of Corresponding Shares, such Acquired Fund will distribute such Corresponding Shares to its shareholders, as described below. All issued and outstanding shares of the Acquired Funds will be cancelled, and each Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following consummation of the respective Reorganization.

     Generally, the assets transferred by an Acquired Fund to the respective Acquiring Fund will include all investments of such Acquired Fund held in its portfolio as of the Valuation Time (as defined in the Plans) and all other assets of such Acquired Fund as of such time.

     In the course of each Reorganization, each holder, if any, of Class A, Class B, Class C and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II and Class I Corresponding Shares, respectively, of the respective Acquiring Fund. No sales chares will be imposed on the Corresponding Shares issued in connection with the Reorganizations.

     Each Acquired Fund will distribute the Corresponding Shares received by it in connection with its Reorganization pro rata to its shareholders in exchange for such shareholders' proportional interests in such Acquired Fund. The Corresponding Shares received by an Acquired Fund's shareholders will have the same aggregate net asset value as each such shareholder's interest in such Acquired Fund as of the Valuation Time. See "-- Terms of the Plans -- Valuation of Assets and Liabilities" for information concerning the calculation of net asset value.

     Since the Corresponding Shares will be issued at net asset value in exchange for the net assets of an Acquired Fund having a value equal to the aggregate net asset value of the shares of such Acquired Fund as of the Valuation Time, the net asset value per share of the respective Acquiring Fund should remain virtually unchanged solely as a result of the applicable Reorganization. Thus, the Reorganizations should not result in dilution of the net asset value of the Acquired Funds or the Acquiring Funds immediately following consummation of the Reorganizations. However, as a result of the Reorganizations, a shareholder of the NAF Money Market Fund would hold a smaller percentage of ownership in the respective Money Market Combined Fund than he or she did in the NAF Money Market Fund prior to the Reorganization. The aggregate net asset value of the Corresponding Shares will equal the aggregate net asset value of your shares of the Acquired Fund. Because all of the Funds seek to maintain a price per share of $1.00, you should end up with the same number of shares. In any event, the total dollar value of your shares will remain the same.

     If the shareholders of the Acquired Funds approve the Reorganizations at the Meeting, all required regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganizations will take place during the fourth calendar quarter of 2001. One Reorganization is not dependent on the consummation of any other Reorganization. If an Acquired Fund's shareholders do not approve the respective Reorganization, the NAF Board will consider other possible courses of action which may be in the best interests of shareholders.

Terms of the Plans

     The following is a summary of the significant terms of the Plans. This summary is qualified in its entirety by reference to the Plans, a form of which is attached hereto as Exhibit II.

     Valuation of Assets and Liabilities
     -----------------------------------

     The respective assets and liabilities of the Acquired Funds and the Acquiring Funds will be valued as of the Valuation Time. The assets in each Fund will be valued according to the procedures set forth under "Transaction Policies
- Valuation of Shares" and "Determination of Net Asset Value" in the Acquiring Funds Prospectus and the Acquiring Funds Statement, respectively. Purchase orders for an Acquired Fund's shares which have not been confirmed as of the Valuation Time will be treated as assets of such Acquired Fund for purposes of the respective Reorganization; redemption requests with respect to an Acquired Fund's shares which have not settled as of the Valuation Time will be treated as liabilities of such Acquired Fund for purposes of the respective Reorganization.

     Issuance and Distribution of Corresponding Shares
     -------------------------------------------------

     On the next full business day following the Valuation Time (the "Closing Date"), each Acquiring Fund will issue to the respective Acquired Fund a number of full and fractional Corresponding Shares the aggregate net asset value of which will equal the aggregate net asset value of shares of such Acquired Fund as of the Valuation Time. Such Acquired Fund will then distribute the Corresponding Shares received by it pro rata to its shareholders of record as of the Valuation Time in exchange for such shareholders' proportional interests in such Acquired Fund. Such issuance and distribution will be done as follows: each holder, if any, of Class A, Class B, Class C and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II and Class I Corresponding Shares, respectively, of the respective Acquiring Fund. The Corresponding Shares received by an Acquired Fund's shareholder will have the same aggregate net asset value as such shareholder's interest in such Acquired Fund as of the Valuation Time.

     Expenses
     --------

     All costs of the Reorganizations will be borne by AIG or an affiliate thereof, regardless of whether the Reorganizations are consummated. No portion of the expenses of the Reorganizations will be borne directly or indirectly by the Funds or their shareholders.

     Required Approvals
     ------------------

     The completion of each Reorganization is conditioned upon, among other things, the receipt of certain regulatory approvals. In addition, the Declaration of Trust of North American Funds (as amended to date) requires approval of each Reorganization by the affirmative vote of the respective Acquired Fund's shareholders representing no less than a majority outstanding voting securities of that Fund, voting together as a single class, cast at a meeting at which a quorum is present. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the applicable Acquired Fund and (ii) 67% or more of the shares of that Acquired Fund represented at the Meeting if more than 50% of such shares are represented.

     Amendments and Conditions
     -------------------------

     The Plans may be amended at any time prior to the Closing Date with respect to any of the terms therein. The obligations of each Acquired Fund and Acquiring Fund pursuant to the respective Plan are subject to various conditions, including the requisite approval of the respective Reorganization by such Acquired Fund's shareholders, the receipt of an opinion of counsel as to tax matters and the confirmation by the respective Acquired Fund and Acquiring Fund of the continuing accuracy of their respective representations and warranties contained in such Plan.

     Termination, Postponement and Waivers
     -------------------------------------

     Each Plan may be terminated, and the respective Reorganization abandoned at any time, whether before or after adoption thereof by the respective Acquired Fund's shareholders, prior to the Closing Date or the Closing Date may be postponed: (i) by mutual agreement of the NAF Board and the SunAmerica Board;
(ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations

    In approving the Reorganizations, based upon their evaluation of all relevant information, and after meeting with counsel to the NAF Independent Trustees regarding the legal issues involved, the NAF Board considered that, following each Reorganization, shareholders of an Acquired Fund will remain invested in a money market or municipal money market mutual fund which has substantially the same investment objective and similar, though not identical, investment techniques. In addition, the NAF Board considered the following, among other things:

    . Terms and conditions of the Reorganizations.

    . The fact that Acquiring Funds will assume substantially all of the liabilities of the respective Acquired Funds.

    . The historical performance records of the Acquired Funds and SunAmerica
      Money Market Fund.

    . The gross and net expense ratios of the Acquired Funds and the SunAmerica
      Money Market Fund before the Reorganizations, the anticipated gross and net expense ratios of the SunAmerica Municipal Money Market Fund and the estimated expense ratios of the Combined Funds on a pro forma basis after the Reorganizations.

    . The fact that the Reorganizations would not result in dilution of Acquired
      Fund shareholders' interests.

    . The fact that AGAM has agreed to waive fees or reimburse expenses for the Acquired Funds, but there is no assurance that the current fee waivers and expense reimbursements would continue after February 28, 2002.

    . The fact that SAAMCo has contractually and voluntarily agreed to waive fees or reimburse expenses for certain classes of Acquiring Fund shares.

    . The investment experience, expertise and resources of SAAMCo and other service providers to the Acquiring Funds in the areas of distribution, investment, and shareholder services.

    . The service and distribution resources available to the Acquiring Funds and compatibility of the Funds' service features available to shareholders.

    . The fact that each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code.

    . The fact that AIG or an affiliate thereof will bear all expenses relating to the Reorganizations.

    . The effect of the Reorganizations on Acquired Fund shareholders and the value of their interests.

    . Alternatives available to Acquired Fund shareholders, including the ability to redeem their shares.

     The NAF Board took into account the fact that the SunAmerica Money Market Fund is approximately twenty times as large as the NAF Money Market Fund and that as shareholders of the Money Market Combined Fund, NAF Money Market Fund shareholders would enjoy the stability associated with an investment in a much larger fund.

      In addition, the NAF Board considered the difference in the fee structures of the Acquiring Funds and the Acquired Funds. Specifically, the NAF Board considered that Class B and Class II shares of the Acquiring Funds are subject to sales charges and all Classes of shares of the Acquiring Funds are subject to Rule 12b-1 distribution and/or account maintenance fees. Shares of the Acquired Funds are not subject to such sales charges or fees. However, unlike Class A shares of the Acquired Funds, which are subject to a sales charge upon an exchange, there are no sales charges imposed on exchanges among the SunAmerica Mutual Funds, including the Acquiring Funds.

     In addition, Class B shares of the Acquiring Funds, as well as other SunAmerica Mutual Funds, convert to Class A shares approximately eight years after issuance. The time that a shareholder holds shares of an Acquiring Fund will be taken into account in calculating the conversion period. Similarly, the time that a Class B or Class II shareholder holds shares of an Acquiring Fund will be taken into account when determining whether or not a CDSC will apply to a redemption (six years for Class B; eighteen months for Class II). In contrast, the time that a shareholder holds Class B or C shares of an Acquired Fund does not count in determining the eight-year period for conversion of Class B shares to Class A, or in determining whether the applicable period for imposition of a CDSC has lapsed (six years for Class B shares; one year for Class C shares).

     The NAF Board also considered that the fee waivers and expense reimbursements that are in place with respect to the Acquired Funds are only effective through February 28, 2002 and that there can be no assurance that AGAM would continue with these waivers and reimbursements past that date.

     Moreover, an investor in an Acquiring Fund (or any fund in the SunAmerica Fund Complex) shareholder would be subject to the imposition of a front-end sales charge in connection with the purchase of Class A shares only once - at the time of initial purchase and not at the time of each exchange.

     AGAM is contractually obligated to provide the fee reductions and expense reimbursements referenced in footnote 4 under "Fee Tables" above through February 28, 2002. If shareholders do not approve the Reorganizations, each Acquired Fund will continue with its current fee structure except that there is no assurance that AGAM would continue to provide such fee reductions and reimbursements past this date. If shareholders approve the Reorganizations, the respective Combined Funds expense structure will apply.

     Based on the foregoing, together with other factors and information considered to be relevant and recognizing that there can be no assurance that the benefits described above would outweigh the higher expenses of being shareholders in the Acquiring Funds, or that other benefits will in fact be realized, the NAF Board concluded that the Reorganizations present no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above. In connection with the approval of the Reorganizations, the NAF Board also approved directed brokerage arrangements with certain brokers to reduce the costs that might otherwise be incurred to align the portfolios of each of the Acquired Funds with those of the respective Acquiring Funds to facilitate a smooth transition upon consummation of the Reorganizations. Because the Acquired Funds and Acquiring Funds have substantially similar investment objectives and similar investment strategies, it is not anticipated that the securities held by an Acquired Fund will be sold in significant amounts in order to comply with the objectives and investment policies of the respective Acquiring Fund in connection with the applicable Reorganization. The Acquired Funds will not dispose of assets to an extent or in a manner that would jeopardize the tax-free nature of the Reorganizations under the Code. However, the disposition of assets by an Acquired Fund may result in the realization of taxable gains or losses by Acquired Fund shareholders.

     In approving the Reorganizations, the NAF Board, including all of the NAF Independent Trustees, determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the NAF Board, including all of the NAF Independent Trustees, also determined that the interests of the shareholders of each Acquired Fund would not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time. Consequently, the NAF Board approved the Plans and directed that each Plan be submitted to the shareholders of each respective Acquired Fund for approval.

     The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the respective Plan.

     The SunAmerica Board has also approved the Plans on behalf of the Acquiring Funds.

Federal Income Tax Consequences of the Reorganizations

     General
     -------

     Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of each Reorganization, each of the Acquired Funds and Acquiring Funds will receive an opinion of Shearman & Sterling, counsel to the Acquiring Funds, substantially to the effect that, among other things, for Federal income tax purposes, upon consummation of each Reorganization (i) no gain or loss will be recognized by an Acquired Fund or an Acquiring Fund as a result of its respective Reorganization, (ii) no gain or loss will be recognized by a shareholder of an Acquired Fund upon his or her receipt of Corresponding Shares in the respective Reorganization solely in exchange for his or her shares of such Acquired Fund, (iii) each Acquired Fund and each Acquiring Fund will be a "party to a reorganization," (iv) the holding period of the assets of an Acquired Fund acquired by the respective Acquiring Fund will include the period during which such assets were held by the Acquired Fund, (v) the holding period for Corresponding Shares of an Acquiring Fund received by each shareholder of the respective Acquired Fund in exchange for its shares in the Acquired Fund will include the period during which such shareholder held shares of the Acquired Fund (provided the Acquired Fund shares were held as capital assets on the date of the exchange), and (vi) immediately after a Reorganization, the tax basis of the Corresponding Shares received by shareholders of the respective Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of such Acquired Fund surrendered in exchange therefor. Shearman & Sterling's opinion will be based upon certain representations made by the parties to the Reorganization.

     An opinion of counsel does not have the effect of a private letter ruling from the Internal Revenue Service ("IRS") and is not binding on the IRS or any court. If a Reorganization is consummated but fails to qualify as a reorganization within the meaning of Section 368 of the Code, the Reorganization would be treated as a taxable sale of assets followed by a taxable liquidation of the respective Acquired Fund, and Acquired Fund shareholders would recognize a taxable gain or loss equal to the difference between their basis in the Acquired Fund shares and the fair market value of the Corresponding Shares received.

     To the extent an Acquiring Fund has unrealized capital gains at the time of the respective Reorganization, the respective Acquired Fund's shareholders may incur taxable gains in the year that such Acquiring Fund realizes and distributes those gains. This will be true notwithstanding that the unrealized gains were reflected in the price of such Acquiring Fund's shares at the time they were exchanged for assets of such Acquired Fund in the respective Reorganization. Conversely, shareholders of an Acquiring Fund would share in unrealized capital gains of the respective Acquired Fund after the respective Reorganization and bear a tax consequence on the subsequent realization of such gains. Shareholders should consult their tax advisers regarding the effect of the Reorganizations in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the foreign, state, local and other tax consequences of the Reorganizations.

     Status as a Regulated Investment Company
     ----------------------------------------

     The Acquired Funds and SunAmerica Money Market Fund have elected and qualified, and SunAmerica Municipal Money Market Fund intends to elect and qualify, to be taxed as regulated investment companies under Sections 851-855 of the Code, and, after the Reorganizations, the Combined Funds intend to operate or continue to operate so as to qualify as regulated investment companies. An Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following the consummation of the applicable Reorganization.

     Capitalization

     The following table sets forth the capitalization of each Acquired Fund and each Acquiring Fund as of June 30, 2001, and the capitalization of each Combined Fund, on a pro forma basis, as if the Reorganizations had occurred on that date. As the newly created portfolio of SunAmerica Money Market Funds, Inc., the SunAmerica Municipal Money Market Fund had no assets as of such date.

                        NAF Money Market Fund                           SunAmerica Money Market Fund
                                                   Institutional
                Class A     Class B     Class C        Class I       Class A       Class B     Class II
              -----------  ----------  ----------  ------------   ------------  -----------  -----------
Total Net     $26,124,221  $9,869,751  $7,761,411     $6,894,324  $979,739,977  $37,666,545  $14,929,726
 Assets
Shares         26,123,508   9,869,522   7,760,808      6,895,384   979,738,643   37,666,515   14,929,726
 Outstanding
Net Asset     $      1.00  $     1.00  $     1.00     $     1.00  $       1.00  $      1.00  $      1.00
 Value
 Per Share


                       Pro Forma Money Market Combined Fund
                  Class A        Class B     Class II     Class I
               --------------  -----------  -----------  ----------

Total Net      $1,005,864,198  $47,536,296  $22,691,137  $6,894,324
 Assets
Shares          1,005,862,151   47,536,037   22,690,534   6,895,384
 Outstanding
Net Asset      $         1.00  $      1.00  $      1.00  $     1.00
 Value
 Per Share


                        NAF Municipal Money Market Fund   SunAmerica Municipal Money Market Fund
                         Class A     Class B    Class C     Class A      Class B      Class II
                        ----------  ----------  --------  -----------  -----------  ------------
Total Net Assets        $4,283,016  $2,697,776  $130,729           $0           $0            $0
Shares Outstanding       4,279,307   2,695,468   130,646      N/A          N/A          N/A
Net Asset Value         $     1.00  $     1.00  $   1.00           $0           $0            $0
 Per Share


                          Pro Forma Municipal Money Market Combined Fund
                              Class A          Class B        Class II
                          ---------------  ---------------  ------------

Total Net Assets               $4,283,016       $2,697,776      $130,729
Shares Outstanding              4,279,307        2,695,468       130,646
Net Asset Value                $     1.00       $     1.00      $   1.00
 Per Share

     The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganizations; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the applicable Reorganization.

                                     GENERAL
                                     -------

                       INFORMATION CONCERNING THE MEETING

 Date, Time and Place of Meeting

     The Meeting will be held on November 7, 2001, at the principal executive offices of North American Funds at 286 Congress Street, Boston, MA 02210, at 10:00 a.m., Eastern time.

 Solicitation, Revocation and Use of Proxies

     A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy (i.e., later-dated and signed), by submitting a notice of revocation to the Secretary of North American Funds or by subsequently registering his or her vote by telephone or via the Internet. In addition, although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy and vote in person.

     All shares represented by properly executed proxies received at or prior to the Meeting, unless such proxies previously have been revoked, will be voted at the Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" approval of the New Investment Advisory Agreement, the New Subadvisory Agreement and the respective Plan.

     It is not anticipated that any matters other than the approval of the New Investment Advisory Agreement, the New Subdivision Agreement and approval of the respective Plan will be brought before the Meeting. If, however, any other business properly is brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

 Record Date and Outstanding Shares

     Only holders of record of shares of the Acquired Funds at the close of business on September 17, 2001 (the "Record Date") are entitled to vote at the Meeting or any adjournment thereof. The following chart sets forth the shares of each class of the Acquired Funds issued and outstanding and entitled to vote at the close of business on the Record Date.

                                                                                 Institutional
                             Class A Shares  Class B Shares   Class C Shares     Class I Shares
                             --------------  --------------   --------------     --------------
NAF Money Market Fund
NAF Municipal Money Market
 Fund

Security Ownership of Certain Beneficial Owners and Management of the Funds


     To the knowledge of each Fund, as of the August 31, 2001, the following shareholders, if any, owned beneficially or of record more than 5% of the outstanding voting securities of such Fund:


                                                                                      Percentage of      Percentage of Class of
                                                                                     Class of Shares        Shares after the
                                                                                       and Type of      Reorganization on a Pro
          Name of Fund              Name and Address of Shareholder                     Ownership             Forma Basis*
          ------------              -------------------------------                     ---------             ------------
NAF Money Market Fund             [Insert shareholder(s)]                                [Insert % and         [insert %]
                                                                                         type of ownership]

NAF Municipal Money Market Fund   [Insert shareholder(s)]                                [Insert % and         [insert %]
                                                                                         type of ownership]


SunAmerica Money                  [Insert shareholder(s)]                                [Insert % and          [insert %]
Market Fund                                                                              type of ownership]


SunAmerica Municipal Money        [Insert shareholder(s)]                                [Insert % and          [insert %]
Market Fund                                                                              type of ownership]

-----------------
* Assuming that [shareholder] owns the same number of shares of the [Fund] on the date of consummation of the applicable Reorganization as on August 31, 2001.

     At August 31, 2001, the directors and officers of North American Funds as a group (___ persons) owned an aggregate of less than 1% of the outstanding shares of each Acquired Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of North American Funds. [confirm]

     At August 31, 2001, the directors and officers of SunAmerica Money Market Funds, Inc. as a group (___ persons) owned an aggregate of less than 1% of the outstanding shares of each Acquiring Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of SunAmerica Money Market Funds, Inc. [confirm]

                Voting Rights and Required Vote

     Each share of an Acquired Fund is entitled to one vote, with fractional shares voting proportionally. Shareholders of each Acquired Fund vote separately on whether to approve the New Investment Advisory Agreement and approval with respect to one Acquired Fund is not dependent on approval with respect to any other Acquired Fund. Shareholders of each Acquired Fund also vote separately on whether to approve the New Subadvisory Agreement and approval with respect to one Acquired Fund is not dependent on approval with respect to any other Acquired Fund. Approval of the Plan with respect to one Acquired Fund is not dependent on approval of the Plan with respect to any other Acquired Fund. Approval of the New Investment Advisory Agreement, the New Subadvisory Agreement and each Plan with respect to an Acquired Fund requires the affirmative vote of a majority of the outstanding voting securities of that Fund, voting together as a single class, cast at a meeting at which a quorum is present. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the applicable Acquired Fund and (ii) 67% or more of the shares of that Acquired Fund represented at the Meeting if more than 50% of such shares are represented.

     Broker-dealer firms holding shares of any of the Acquired Funds in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the Meeting. Broker-dealer firms will not be permitted to grant voting authority without instructions with respect to the approval of the Plans. Each of the Acquired Funds will include shares held of record by broker-dealers as to which such authority has been granted in its tabulation of the total number of shares present for purposes of determining whether the necessary quorum of shareholders exists. Properly executed proxies that are returned but that are marked "abstain" or with respect to which a broker-dealer has declined to vote on any proposal ("broker non-votes") will be counted as present for the purposes of determining a quorum. Assuming the presence of a quorum, abstentions and broker non-votes will have the same effect as a vote against approval of the New Investment Advisory Agreement, New Subadvisory Agreement or of the applicable Plan, as the case may be.

     A quorum for each Acquired Fund for purposes of the Meeting consists of thirty percent of the shares of such Acquired Fund entitled to vote at the Meeting, present in person or by proxy. If, by the time scheduled for each Meeting, a quorum of the applicable Acquired Fund's shareholders is not present or if a quorum is present but sufficient votes in favor of approval of the New Investment Advisory Agreement, New Subadvisory Agreement or of the applicable Plan are not received from the shareholders of the respective Acquired Fund, the persons named as proxies may propose one or more adjournments of such Meeting to permit further solicitation of proxies from shareholders. Any such adjournment will require the affirmative vote of less than thirty percent of the shares of the applicable Acquired Fund present in person or by proxy and entitled to vote at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of such Acquired Fund.

     The votes of shareholders of the Acquiring Funds are not being solicited by this Proxy Statement and Prospectus and are not required to carry out the respective Reorganizations.

                             ADDITIONAL INFORMATION
                              ----------------------

     The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement and Prospectus will be borne by AIG or an affiliate thereof. Such expenses are currently estimated to be approximately $______ in the aggregate.

     AIG or an affiliate thereof will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to beneficial owners of the Acquired Funds and will reimburse certain persons that it may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners.

     In order to obtain the necessary quorums at the Meetings, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by officers of the Acquired Funds. North American Funds has retained Georgeson Shareholder, located at 17 State Street, 27th Floor, New York, New York 10004 to aid in the solicitation of proxies at a cost estimated not to exceed $1,800, plus out-of-pocket expenses. The cost of soliciting proxies will be borne by AIG or an affiliate thereof.

     This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto which North American Funds and SunAmerica Money Market Funds, Inc. have filed on behalf of their respective Funds with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

     The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, and in accordance therewith file reports and other information with the Commission. Proxy material, reports and other information filed by the Funds (or by North American Funds on behalf of the Acquired Funds or SunAmerica Money Market Funds, Inc. on behalf of the Acquiring Funds) can be inspected and copied at the public reference facilities maintained by the Commission at 450 Fifth Street, N.W., in Washington, D.C. 20549 and at the New York Regional Office of the Commission at Seven World Trade Center, New York, New York 10048. Copies of such materials also can be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The Commission maintains a Web site (http://www.sec.gov) that contains the

Statements of Additional Information and Prospectuses of the Acquired Funds and Acquiring Funds, as well as other material incorporated by reference and other information regarding the Funds.

                                LEGAL PROCEEDINGS
                                -----------------

     There are no material legal proceedings to which any of the Funds is a party.

                                 LEGAL OPINIONS
                                  --------------

     Certain legal matters in connection with the issuance of Corresponding Shares have been passed upon by Robert M. Zakem, Esq., General Counsel for SAAMCo. Certain tax matters in connection with the Reorganizations will be passed upon for the Funds by Shearman & Sterling, 599 Lexington Avenue, New York, New York 10022, counsel for the Acquiring Funds.

                                     EXPERTS
                                     -------

     The financial highlights of the NAF Money Market Fund and Acquiring Funds included in this Proxy Statement and Prospectus have been so included in reliance on the reports of _______________________,
_______________________________, independent auditors, given on their authority as experts in auditing and accounting. The financial highlights of the NAF Municipal Money Market Fund included in this Proxy Statement and Prospectus has been so included in reliance on the reports of ______________, ________________, independent auditors, given on their authority as experts in auditing and accounting. The principal business address of ______________________ is
______________________________.

                              SHAREHOLDER PROPOSALS
                              ---------------------

     A shareholder proposal intended to be presented at any subsequent meeting of shareholders of an Acquired Fund must be received by such Acquired Fund in a reasonable time before the solicitation by the Board of Trustees of North American Funds relating to such meeting is to be made in order to be considered in such Acquired Fund's proxy statement and form of proxy relating to the meeting. If Proposals Nos. 2(a)-(b) are approved at the Meeting, there will likely not be any future shareholder meeting of the Acquired Funds.

                                    By Order of the Board of Trustees of North
                                    American Funds

                                    John I. Fitzgerald

                                    _____________________________________
                                    Secretary, North American Funds

                             SUBJECT TO COMPLETION
                      STATEMENT OF ADDITIONAL INFORMATION


                      SUNAMERICA MONEY MARKET FUNDS, INC.
                         733 Third Avenue, Third Floor
                              New York, NY  10017
                                (800) 858-8850
                                   _________

          This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statements and Prospectuses (the "Proxy Statements and Prospectuses"), each dated September __, 2001, which have been filed with the Securities and Exchange Commission by SunAmerica Money Market Funds, Inc. (sometimes referred to herein as the "Registrant") with respect to the matters described in "General Information" below. Copies of the Proxy Statements and Prospectuses may be obtained at no charge upon request by writing to the Registrant at the address indicated above or by calling toll-free 1-800-858-8850. This Statement of Additional Information has been incorporated by reference into each Proxy Statement and Prospectus.

          Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statements and Prospectuses.

          Further information about the Acquiring Funds is contained in the Acquiring Funds' Preliminary Prospectus and Preliminary Statement of Additional Information, each subject to completion and dated August 14, 2001, and the Annual Reports to Shareholders of the Existing Acquiring Funds (as defined below) for the year ended December 31, 2000 and the Semi-Annual Report to Shareholders of the Existing Acquiring Funds for the six months ended June 30, 2001. Further information about the Acquired Funds is contained in the Acquired Funds' Prospectuses and Statement of Additional Information, each dated March 1, 2001, the Annual Report to Shareholders of the Acquired Funds for the year ended October 31, 2000 and the Semi-Annual Report to Shareholders of the Acquired Funds for the six months ended April 30, 2001.

          The following documents are incorporated herein by reference and accompany this Statement of Additional Information:

          . The Statement of Additional Information of the Acquiring Funds, dated September [20], 2001.

          . The Annual Report of the Existing Acquiring Funds for the year ended December 31, 2000.

          . The Semi-Annual Report to the Shareholders of the Existing Acquiring Funds for the six months ended June 30, 2001.

          . The Statement of Additional Information of the Acquired Funds, dated March 1, 2001.

          . The Annual Report to Shareholders of the Acquired Funds for the year ended October 31, 2000.

             The date of this Statement of Additional Information is September __, 2001.

          . The Semi-Annual Report to Shareholders of the Acquired Funds for the six months ended April 30, 2001.

          The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the prospectuses and combined statements of additional information of the Funds, other material incorporated by reference and other information regarding the Funds.

                               TABLE OF CONTENTS

General Information.........................................................B-2

Financial Statements........................................................B-3

                              GENERAL INFORMATION

     The shareholders of each separate investment portfolio of North American Funds, a Massachusetts business trust (each an "Acquired Fund" and collectively, the "Acquired Funds"), are being asked to approve or disapprove (i) a new investment advisory agreement (the "New Investment Advisory Agreement") between American General Asset Management Corp. ("AGAM") and North American Funds on behalf of each of the Acquired Funds, the terms of which are the same in all material respects as the previous investment advisory agreement with AGAM and
(ii) a new subadvisory agreement (the "New Subadvisory Agreement") between AGAM and American General Investment Management, L.P. ("AGIM"), the terms of which are the same in all material respects as the previous subadvisory agreement between AGAM and AGIM. In addition, shareholders of each Acquired Fund are being asked to approve or disapprove an Agreement and Plan of Reorganization (each a "Plan") between each of the Acquired Funds and the respective investment portfolio of SunAmerica Money Market Funds, Inc., a Maryland corporation, set forth below (each an "Acquiring Fund," and collectively, the "Acquiring Funds"):

------------------------------------------------------------------------------------------------------------------
Acquired Fund                                                                  Acquiring Fund
-------------                                                                  --------------
------------------------------------------------------------------------------------------------------------------
Money Market Fund (the "NAF Money Market Fund")                          SunAmerica Money Market Fund
------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund (the "NAF Municipal Money Market Fund")    SunAmerica Municipal Money Market Fund
------------------------------------------------------------------------------------------------------------------

     Each Plan provides for the acquisition by an Acquiring Fund of substantially all of the assets, and assumption of substantially all of the liabilities, of the respective Acquired Fund, solely in exchange for an equal aggregate value of newly issued shares (the "Corresponding Shares") of such Acquiring Fund. Each such transaction is referred to herein as a "Reorganization" and collectively, as the "Reorganizations." Immediately thereafter, and as part of the respective Reorganization, such Acquired Fund will distribute the Corresponding Shares received in such Reorganization to its shareholders. The consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization. The Acquired Funds and the Acquiring Funds are sometimes collectively referred to herein as the "Funds."

     Shareholders will receive the same class of Corresponding Shares as the shares of the respective Acquired Fund held by them immediately prior to the applicable Reorganization although the name of the class may be different. For example, if a shareholder owns Class C shares of an Acquired Fund, he or she will receive Class II shares of the respective Acquiring Fund since the Acquiring Funds do not have a class of shares called Class C. The aggregate net asset value of the Corresponding Shares will equal the aggregate net asset value of a shareholder's Acquired Fund shares. Because all of the Funds seek to maintain a price per share of $1.00, a shareholder should end up with the same number of shares. In any event, the total dollar value of the shares will be the same.

     A Joint Special Meeting of the Acquired Funds' shareholders to consider the New Investment Advisory Agreement, the New Subadvisory Agreement and the Reorganizations will be held at the principal executive offices of North American Funds, 286 Congress Street, Boston, Massachusetts 02210 on November 7, 2001, at 10:00 a.m., Eastern Time. The approximate mailing date of the Proxy Statement and Prospectus is September [27], 2001.

For further information about the Reorganizations, see the Proxy Statements and Prospectuses.

                             FINANCIAL STATEMENTS

     Unaudited Pro forma financial statements reflecting consummation of each Reorganization are included herein.

Acquired Funds

     Audited financial statements and accompanying notes for the fiscal year ended October 31, 2000 for the Acquired Funds and the independent auditor's report thereon are incorporated herein by reference from the Acquired Funds' Annual Report to Shareholders, which accompanies this Statement of Additional Information. Unaudited financial statements and accompanying notes for the six months ended April 30, 2001 for the Acquired Funds are incorporated herein by reference from the Acquired Funds' Semi-Annual Report to Shareholders, which accompanies this Statement of Additional Information.

Acquiring Funds

     Audited financial statements and accompanying notes for the fiscal year ended December 31, 2000 for the Acquiring Funds and the independent auditor's report thereon are incorporated herein by reference from the Acquiring Funds' Annual Report to Shareholders, which accompanies this Statement of Additional Information. Unaudited financial statements and accompanying notes for the six months ended June 30, 2001 for the Acquiring Funds are incorporated herein by reference from the Acquiring Funds Semi-Annual Report to Shareholders, which accompanies this Statement of Additional Information.

                                    PART C
                               OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

          Reference is made to Section 5.1 of the Registrant's By-Laws which is set forth below.

     5.1  Indemnification of Directors, Officers, Employees And Agents

     1. The Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Registrant or any of its shareholders) by reason of the fact that he is or was a Director, officer, employee or agent of the Registrant. The indemnification shall be against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement, actually and reasonably incurred by him in connection with the action, suit or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal action or proceedings, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendre or its equivalent, shall not, of itself, create a presumption that, the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

     2. The Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or on behalf of the Registrant or any of its shareholders to obtain a judgment or decree in its favor by reason of the fact that he is or was a Director, officer, employee or agent of the Registrant. The indemnification shall be against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of the action or suit, if acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant; except that such indemnification shall preclude payment upon any liability, whether or not there is an adjudication of liability, arising by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as described in Section 17(h) and (i) of the Investment Company Act of 1940 (the "Investment Company Act").

     3. To the extent that a Director, officer, employee or agent of the Registrant has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) or (b) or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

     4. (1) Unless a court orders otherwise, any indemnification under subsections (a) or (b) above may be made by the Registrant only as authorized in the specific case after a determination that indemnification of the Director, officer, employee or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) or (b).

          (2)  The determination shall be made:

               (i) by the Directors, by a majority vote of a quorum which consists of Directors who were not parties to the action, suit or proceeding; or

               (ii) if the required quorum is not obtainable, or if a quorum of disinterested Directors so directs, by independent legal counsel in a written opinion; or

               (iii)  by the Shareholders.

          (3) Notwithstanding the provisions of Section 5.1 of the Registrant's By-Laws, no person shall be entitled to indemnification for any liability, whether or not there is an adjudication of liability, arising by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of duties as described in Section

17(h) and (i) of the Investment Company Act ("Disabling Conduct"). A person shall be deemed not liable by reason of Disabling Conduct if, either:

               (i) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the person to be indemnified ("Indemnitee") was not liable by reason of Disabling Conduct; or

               (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, is made by either:

               (A) a majority of a quorum of Directors who are neither "interested persons" of the Registrant, as defined in section 2(a)(19) of the Investment Company Act, nor parties to the action, suit or proceeding;

               (B)    an independent legal counsel in a written opinion.

     5. Expenses, including attorneys' fees, incurred by a Director, officer, employee or agent of the Registrant in defending a civil or criminal action, suit or proceeding may be paid by the Registrant in advance of the final disposition thereof if:

          (1)    authorized in the specific case by the Directors; and

          (2) the Registrant receives an undertaking by or on behalf of the Director, officer, employee or agent of the Registrant to repay the advance if it is not ultimately determined that such person is entitled to be indemnified by the Registrant; and

          (3)    either,

          (i)    such person provides a security for his undertaking; or

          (ii) the Registrant is insured against losses by reason of any lawful advances; or

          (iii) a determination, based on a review or readily available facts, that there is reason to believe that such person ultimately will be found entitled to indemnification, is made by either

                 (A) A majority of a quorum which consists of Directors who are neither "interested persons" of the Registrant, as defined in section 2(a)(19) of the Investment Company Act, nor parties to the action, suit or proceeding; or

                 (B)  an independent legal counsel in a written opinion.

     6. The indemnification provided by Section 5.1 of the Registrant's By-Laws shall not be deemed exclusive of any other rights to which a person may be entitled under any by-law, agreement, vote of Shareholders or disinterested Directors or otherwise, both as to action in his official capacity and as to action in another application while holding office, and shall continue as to a person who has ceased to be a Director, officer, employee or agent and inure to the benefit of the heirs, executors and administrators of such person; provided that no person may satisfy any right of indemnity or reimbursement granted herein or to which he may be otherwise entitled except out of the property of the Registrant, and no Shareholder, as such, shall be personally liable with respect to any claim for indemnity or reimbursement or otherwise.

     7. The Registrant may purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Registrant, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such. However, in no event will the Registrant pay that portion of insurance premiums, if any, attributable to coverage which would indemnify any officer or Director against liability for Disabling Conduct.

      8. Nothing contained in Section 5.1 of the Registrant's By-laws shall be construed to protect any Director or officer of the Registrant against any liability to the Registrant or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          Reference is made to Section 5.3 of the Registrant's Articles of Incorporation which provides that Directors shall provide for indemnification by the Registrant of any person who is, or has been a Director, officer, employee or agent of the Registrant against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Director, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof, in such manner as the Director may provide from time to time in the By-Laws of the Registrant.

          The words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          Reference is made to Section 5 of the Distribution Agreement (the "Distribution Agreement") between SunAmerica Capital Services, Inc. (the "Distributor") and the Registrant which is set forth below:

     (a) The Registrant will indemnify and hold harmless the Distributor and each person, if any, who controls the Distributor within the meaning of the Investment Company Act against any losses, claims, damages or liabilities to which the Distributor or such controlling person may become subject, under the Investment Company Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in the Registrant's Registration Statement, Prospectus or Statement Additional Information or any other written sales material prepared by the Registrant or the separate investment portfolios of the Registrant (the "Funds") which is utilized by the Distributor in connection with the sale of shares of beneficial interest of a Fund (the "Shares") or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated therein or (in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information) necessary to make the statement therein not misleading or (in the case of such other sales material) necessary to make the statements therein not misleading in the light of the circumstances under which they were made; and will reimburse the Distributor and each such controlling person for any legal or other expenses reasonably incurred by the Distributor or such controlling person in connection with investigating or defending any such loss, claim, damage, liability or action; provided, however, that the Registrant or the Funds will not be liable in any such case to the extent that any such loss, claim, damage or liability arises out of or is based upon any untrue statement or alleged untrue statement or omission or alleged omission made in such Registration Statement, Prospectus or Statement of Additional Information in conformity with written information furnished to the Registrant by the Distributor specifically for use therein; and provided, further, that nothing in the Distribution Agreement shall be so construed as to protect the Distributor against any liability to the Registrant or the Funds, or the security holders of the Funds to which the Distributor would otherwise be subject by reason of Disabling Conduct. This indemnity provision will be in addition to any liability which the Registrant may otherwise have.

     (b) The Distributor will indemnify and hold harmless the Registrant, each of its Directors and officers and each person, if any, who controls the Registrant within the meaning of the Investment Company Act, against any losses, claims, damages or liabilities to which the Registrant or any such Director, officer or controlling person may become subject under the Investment Company Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in the Registrant's Registration Statement,

Prospectus or Statement of Additional Information or any sales material not prepared by the Registrant or the Funds which is utilized in connection with the sale of the Shares or arise out of or are based upon the omissions or the alleged omission to state therein a material fact required to be stated therein or (in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information) necessary to make the statement therein not misleading or (in the case of such other sales material) necessary to make the statement therein not misleading in the light of the circumstances under which they were made, in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in conformity with written information furnished to the Registrant by the Distributor specifically for use therein; and the Distributor will reimburse any legal or other expensed reasonably incurred by the Registrant or any such Director, officer or controlling person in connection with investigating or defending any such loss, claim, damage, liability or action. This indemnity provision will be in addition to any liability which the Distributor may otherwise have.

          Reference is made to Section 7 of the Investment Advisory and Management Agreement (the "Advisory Agreement") between the Registrant and SunAmerica Asset Management Corp. ("SAAMCo") which is set forth below.

          7. Liability of Adviser. In the absence of Disabling Conduct on the part of SAAMCo (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with SAAMCo) SAAMCo shall not be subject to liability to the Registrant or to any shareholder of the Registrant for any act or omission in the course of, or connected with, rendering services under the Advisory Agreement, including without limitation, any error of judgment or mistake of law or for any loss suffered by any of them in connection with the matters to which the Advisory Agreement relates, except to the extent specified in Section 36(b) of the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services. Except for such Disabling Conduct, the Registrant shall indemnify SAAMCo (and its officers, directors, partners, agents, employees, controlling persons, shareholders and any other person or entity affiliated with SAAMCo) (collectively, the "Indemnified Parties") from any liability arising from SAAMCo's conduct under the Advisory Agreement.

                 Indemnification to SAAMCo or any of its personnel or affiliates shall be made when (i) a final decision on the merits rendered, by a court or other body before whom the proceeding was brought, that the person to be indemnified was not liable by reason of Disabling Conduct or, (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of Disabling Conduct, by (a) the vote of a majority of a quorum of the Directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act nor parties to the proceeding ("disinterested, non-party Directors") or (b) an independent legal counsel in a written opinion. The Registrant may, by vote of a majority of the disinterested, non-party Directors advance attorneys' fees or other expenses incurred by an Indemnified Party in defending a proceeding upon the undertaking by or on behalf of the Indemnified Party to repay the advance unless it is ultimately determined that he is entitled to indemnification. Such advance shall be subject to at least one of the following: (1) the person to be indemnified shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested, non-party Directors or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the person to be indemnified ultimately will be found entitled to indemnification.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16.  EXHIBITS

Exhibit No.
-----------

     1.   (a)  Articles of Incorporation. (1)

          (b)  Articles of Amendment. (1)

     2.   By-laws of the Registrant. (1)

     3.   Not applicable.

     4.   Form of Agreement and Plan of Reorganization (filed herewith as
          Exhibit II to each Proxy Statement and Prospectus contained in this Registration Statement).

     5. Instruments defining rights of shareholders (incorporated by reference to Exhibits 1 and 2 above).

     6. Investment Advisory and Management Agreement between the Registrant and SunAmerica Asset Management Corp. (2)

     7. (a) Distribution Agreement between the Registrant and SunAmerica Capital Services, Inc. (2)

          (b)  Form of Dealer Agreement. (3)

     8.   Directors'/Trustees' Retirement Plan. (3)

     9. Custodian Agreement between the Registrant and State Street Bank and Trust Company. (4)

     10. (a) Form of Distribution Plan pursuant to Rule 12b-1 (Class A shares). (2)

          (b) Form of Distribution Plan pursuant to Rule 12b-1 (Class B shares). (2)

          (c) Form of Distribution Plan pursuant to Rule 12b-1 (Class II shares). (2)

          (d)  Plan pursuant to Rule 18f-3. (3)

     11.  Opinion and consent of Robert M. Zakem, Esq. (4)

     12.  (a)   Opinion and consent of Shearman & Sterling, counsel to the
                Registrant, regarding certain tax matters relating to the Reorganization between the Money Market Fund of North American
                Funds and the SunAmerica Money Market Fund of SunAmerica Money
                Market Funds, Inc. (5)

          (b) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the Municipal Money Market Fund of North American Funds and the SunAmerica Municipal Money Market Fund of SunAmerica Money Market Funds, Inc. (5)


     13.  (a)   Transfer Agency and Service Agreement between the Registrant and
                State Street Bank and Trust Company. (4)

          (b) Service Agreement, as amended, between the Registrant and SunAmerica Fund Services, Inc. (2)

     14.  (a)   Auditor's Consent. (5)

          (b)   Auditor's Consent. (5)

     15.  Not applicable.

     16.  Power of Attorney.(5)

     17. (a) Prospectus, dated September [20], 2001 of SunAmerica Money Market Funds, Inc. (Class A shares, Class B shares, Class II shares and Class I shares). (6)

          (b) Prospectus dated March 1, 2001 of North American Funds (Class A shares, Class B shares and Class C shares). (7)

          (c) Prospectus dated March 1, 2001 of North American Funds (Institutional Class I shares). (7)

          (d) Statement of Additional Information, dated September [20], 2001 of SunAmerica Money Market Funds, Inc.(6)

          (e) Combined Statement of Additional Information dated March 1, 2001 of North American Funds. (7)

          (f) Semi-Annual Report to Shareholders of SunAmerica Money Market Funds, Inc. for the six-month period ended June 30, 2001. (8)

          (g) Combined Semi-Annual Report to Shareholders of North American Funds for the six-month period ended April 30, 2001. (9)

          (h) Annual Report to Shareholders of SunAmerica Money Market Funds, Inc. for the year ended December 31, 2000. (10)

          (i) Combined Annual Report to Shareholders of North American Funds for the year ended October 31, 2000. (11)

          (j)  President's Letter. (5)

          (k)  Q&A. (5)

          (l)  Form of Proxy Cards.*

*    Filed herewith.

(1) Previously filed with Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No 2-85370) on April 26, 1996, and incorporated herein by this reference.

(2) Previously filed with Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A (File No. 2-85370) on April 30, 1999, and incorporated herein by this reference.

(3) Previously filed with Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 2-85370) on July 21, 1997, and incorporated herein by this reference.

(4) Previously filed with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 2-85370) on April 27, 1995 and incorporated herein by this reference.

(5)  To be filed by amendment.

(6) Previously filed with Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 2-85370) on September [20], 2001, and incorporated herein by this reference.

(7) Previously filed with Post-Effective Amendment No. 35 to North American Funds' Registration Statement on Form N-1A (File No. 33-27958) on March 1, 2001, and incorporated herein by this reference.

(8) Previously filed on Form N-30D of SunAmerica Money Market Funds, Inc. (File No. 811-3807) on [June 30, 2001,] and incorporated herein by this reference.

(9) Previously filed on Form N-30D of North American Funds (File No. 811-05797) on July 3, 2001, and incorporated herein by this reference.

(10) Previously filed on Form N-30D of SunAmerica Money Market Funds, Inc. (File No. 811-3807) on February 28, 2000, and incorporated herein by this reference.

(11) Previously filed on Form N-30D of North American Funds (File No. 811-05797) on January 17, 2001, and incorporated herein by this reference.

ITEM 17.  UNDERTAKINGS.

                (a) The undersigned Registrant agrees to prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                (c) The undersigned Registrant undertakes to file, by post-effective amendment, the opinions of counsel received as to certain tax matters, within a reasonable time after receipt of such opinion.

                                  SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the city of New York, and State of New York, on the 16th day of August, 2001.

                                       SUNAMERICA MONEY MARKET FUNDS, INC.
                                       (Registrant)

                                        By:   /s/ Peter A. Harbeck
                                              --------------------
                                              Peter A. Harbeck,
                                              President and Director

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures                                            Title                                             Date
-----------                                           -----                                             ----

  /s/ Peter A. Harbeck               President and Director (Principal Executive Officer)        August 16, 2001
----------------------------
Peter A. Harbeck

  /s/ Peter C. Sutton                Treasurer (Principal Financial and Accounting Officer)      August 16, 2001
----------------------------
Peter C. Sutton

                                     Director
----------------------------
S. James Coppersmith

  /s/ Samuel M. Eisenstat            Director                                                    August 16, 2001
----------------------------
Samuel M. Eisenstat

  /s/ Stephen J. Gutman              Director                                                    August 16, 2001
----------------------------
Stephen J. Gutman

  /s/ Sebastiano Sterpa              Director                                                    August 16, 2001
----------------------------
Sebastiano Sterpa

                                 EXHIBIT INDEX



Exhibit No.
-----------
         17.     (m)  Form of Proxy Cards.